    AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 9, 2004

                                                                   File No. 333-

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                             [X]

                                STI CLASSIC FUNDS

               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734

                                Patrick Paparelli
                         Trusco Capital Management, Inc.
                            50 Hurt Plaza, Suite 1400
                             Atlanta, Georgia 30303
                     (Name and Address of Agent for Service)

                                   Copies to:

         Richard W. Grant, Esquire                 W. John McGuire, Esquire
         Morgan, Lewis & Bockius LLP               Morgan, Lewis & Bockius LLP
         One Oxford Centre                         1111 Pennsylvania Avenue, NW
         Pittsburgh, PA 15219                      Washington, DC 20004

      It is proposed that this registration statement will become effective on August 9, 2004 pursuant to Rule 488.

       Title of Securities Being Registered: Units of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

To Seix Funds' Shareholders:

      Enclosed with this letter are a proxy ballot, a combined proxy/prospectus statement and related information concerning a special meeting of the Seix Funds, Inc. (the "Seix Funds") shareholders.

      The purpose of this proxy package is to announce that a Shareholder Meeting (the "Meeting") for the Seix Funds has been scheduled for September [23], 2004. The purpose of the Meeting is to seek shareholder approval of arrangements associated with Seix Investment Advisors ("Seix") becoming a part of Trusco Capital Management, Inc., a subsidiary of SunTrust Bank, Inc. These arrangements will involve Seix becoming a division of Trusco, and the Seix Funds becoming new portfolios of the STI Classic Funds. At the meeting, shareholders will be asked to approve the Agreement and Plan of Reorganization between the Seix Funds and the STI Classic Funds.

      The Directors of the Seix Funds unanimously approved the Agreement and Plan of Reorganization at a meeting held on June 22, 2004. In coming to this conclusion, the Directors considered a variety of factors including:

- as new portfolios of the STI Classic Funds, the Seix Funds will be managed by the identical Seix management team;

- the Seix Funds' and their corresponding new STI Classic Funds will have the same objectives and policies;

- the total operating expense ratios of the new STI Classic Funds will remain the same or be reduced;

- the potential economies of scale to be gained by the merger by access to additional distribution channels, and fixed costs will be spread over a larger asset base and a fund family with more mutual funds;

- Website access to the information on the STI Classic Funds will now be available to you at www.sticlassicfunds.com;

- the fact that the merger will be free from Federal income taxes to Seix Fund shareholders.

      The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

      If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in an STI Classic Fund with the same objectives and policies and the identical management team.

Most shareholders cast their votes by

-Telephone by calling _______________________
-Via the internet at www. ___________________
-Completing the proxy vote forms in the enclosed envelope.

In order to conduct the Meeting, a majority of shares must be represented in person or by proxy vote. Please vote promptly. YOUR VOTE IS VERY IMPORTANT.

      We thank you for your continued confidence and support.

                                       Sincerely,

                                       Christina Seix

                                       Chairman of the Board, Seix Funds, Inc.

                               QUESTIONS & ANSWERS
                                     FOR THE
                                SEIX FUNDS, INC.
                         SPECIAL MEETING OF SHAREHOLDERS

REORGANIZATION PROPOSAL

Q. WHY IS THE BOARD OF DIRECTORS PROPOSING TO REORGANIZE THE SEIX FUNDS, INC. INTO THE STI CLASSIC FUNDS?

      A. After conducting due diligence regarding a reorganization transaction between the STI Classic Funds (the "STI Funds") and the Seix Funds, Inc., (the "Seix Funds"), the Seix Funds' Board of Directors voted to approve the transaction. Before approving the integration of the Seix Funds into the STI Funds, the Seix Funds Board of Directors evaluated the expected decrease in expense levels borne by the shareholders of the Seix Funds, the opportunities for increased economies of scale, and the expected administrative efficiencies to be gained by having the Seix Funds under the same umbrella as the STI Funds. After careful consideration, they determined that the Agreement and Plan of Reorganization is in the best interests of the Seix Funds' shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the Seix Funds' shareholders - for a vote.

Q.    HOW WILL THIS AFFECT ME AS A SEIX FUND SHAREHOLDER?

      A. You will become a shareholder of a STI Fund managed by the same portfolio managers, and with similar investment objectives and policies as the Seix Fund you currently hold. As an STI Fund shareholder, you will have access to the wider array of fund portfolios offered by the STI Funds.

            The reorganization provides for the transfer of all of the assets of each of the Seix Funds into its corresponding STI Fund. There are no sales charges on this transaction. Each Seix Fund shareholder will receive shares of the corresponding STI Fund equal in value to his or her Seix Fund shares.

Q.    WILL THE REORGANIZATION RESULT IN ANY TAXES?

      A. The reorganization is expected to be accomplished on a tax-free basis for federal income tax purposes; thus, it is expected that neither the Seix Funds nor their shareholders will incur any federal income tax as a result of the reorganization.

Q.    WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATION?

      A. Seix Funds' shareholders will receive shares of the following corresponding STI Funds. Please refer to the enclosed STI Funds' prospectus for more details. Listed below are the Seix Funds and the corresponding STI Funds:

     SEIX FUND                                STI FUND
     ---------                                --------
CORE BOND FUND                 STI CLASSIC INSTITUTIONAL CORE BOND FUND
  Class I Shares                 Institutional Shares
  Class P Shares                 A Shares

INTERMEDIATE BOND FUND         STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
  Class I Shares                 Institutional Shares

HIGH YIELD FUND                SEIX INSTITUTIONAL HIGH YIELD FUND
  Class I Shares                 Institutional Shares
  Class P Shares                 A Shares

LIMITED DURATION FUND          STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND
  Class I Shares                 Institutional Shares

NEW ADVISORY AGREEMENT PROPOSAL

Q.    WHY AM I BEING ASKED TO VOTE ON A PROPOSED NEW INVESTMENT ADVISORY
      AGREEMENT?

      A. The Investment Company Act of 1940, which regulates investment companies such as the Seix Funds, requires a vote whenever there is a change in control or management of an investment company's investment adviser. Upon a change in control or management, the investment advisory agreement between the investment adviser and investment company terminates. The acquisition of Seix Investment Advisors, Inc. ("Seix") by Trusco Capital Management, Inc. ("Trusco") (the "Acquisition") on May 28, 2004, resulted in a change in control of Seix, the investment adviser to the Seix Funds. In anticipation of this change in control, the Board of Directors of the Seix Funds approved an interim investment advisory agreement for each of the Seix Funds (each an "Interim Advisory Agreement" and together the "Interim Advisory Agreements") containing certain provisions so that upon consummation of the Acquisition, the Seix Funds would be managed by Trusco. Compensation earned by Trusco under the Interim Advisory Agreements is held in an interest bearing escrow account for the 150-day period during which those agreements are in effect. For Trusco to receive all of the advisory fees under the Interim Advisory Agreements, shareholders must approve a new investment advisory agreement (the "New Advisory Agreement") before the expiration of the 150-day period on October 28, 2004. The New Advisory Agreement is substantially similar to the investment advisory agreement that existed prior to the Acquisition and the fees to be paid are identical.

Q.    WHAT HAPPENS IF THE NEW ADVISORY AGREEMENT IS NOT APPROVED?

      A. If the shareholders of the Seix Funds do not approve the New Advisory Agreement, Trusco will be paid the lesser of the costs incurred in performing its services under the Interim Advisory Agreements or the total amount in the escrow account, plus interest earned. In addition, the Seix Funds' Board of Directors will take such further action as they deem in the best interests of the shareholders of the Seix Funds.

GENERALLY

Q.    HOW DOES THE SEIX FUNDS' BOARD OF DIRECTORS RECOMMEND THAT I VOTE?

      A. After careful consideration, the Seix Funds' Directors unanimously recommend that you vote "FOR" the proposals. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards because you are invested in more than one Seix Fund, please fill out and return each and every ballot card you receive.

Q.    WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

      A. If you have any questions regarding this proxy, please contact your Financial Consultant, or the Seix Funds directly by calling 201-391-0300 (collect).

                   PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                             YOUR VOTE IS IMPORTANT!

                        TO VOTE FOR SEIX FUNDS SHARES....

                                VOTE BY TELEPHONE

                      It's fast, convenient, and your vote
                      is immediately confirmed and posted.

                            Using a touch tone phone,
            call the toll-free number shown below or, if you prefer,
       send back your signed proxy in the postage paid envelope provided.

Just follow these 4 easy steps:

1.    Read the accompanying Proxy Statement and ballot.

2.    Call [Insert Telephone Number].

3.    Enter your [12] digit Control Number located on your ballot.

4.    Follow the simple recorded instructions.

                                VOTE BY INTERNET

               It's fast, convenient, and your vote is immediately
                 confirmed and posted and you can get all future
                             materials by internet.

                                WWW.PROXYVOTE.COM

Just follow these 4 easy steps:

1.    Read the accompanying Proxy Statement and ballot.

2.    Go to the website WWW.PROXYVOTE.COM.

3.    Enter your [12] digit Control Number located on your ballot.

4.    Follow the simple recorded instructions.

                   BENEFITS OF TOUCH TONE AND INTERNET VOTING:

                           * Immediate voting results.
         * Voting 7 days a week, 24 hours a day (except day of meeting).

                         DO NOT RETURN PROXY VOTING FORM
                   IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

                                SEIX FUNDS, INC.
                               300 TICE BOULEVARD
                            WOODCLIFF LAKE, NJ 07677

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON SEPTEMBER 23, 2004

      Notice is hereby given that a Special Meeting of Shareholders of the Seix Funds, Inc. (the "Corporation"), with respect to its four series (each a "Seix Fund" and collectively, the "Seix Funds"), will be held at 300 Tice Boulevard, Woodcliff Lake, New Jersey 07677, on Thursday, September 23, 2004 at 9:30 a.m., Eastern Time, for the purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and liabilities of each Seix Fund to a corresponding series of the STI Classic Funds (the "Trust") in return for shares of such series (each an "STI Fund") (the "Reorganization"), and the approval of a new investment advisory agreement between the Seix Funds and Trusco Capital Management, Inc. ("Trusco"), on behalf of each Seix Fund.

      Proposal 1:  Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the Seix Funds in exchange for shares of the corresponding STI Funds; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding Seix Fund; and (iii) the termination under state law of the Seix Funds.

      Proposal 2:  Approval of a new investment advisory agreement between
                   Trusco and the Seix Funds on behalf of each Seix Fund.

      Shareholders of record as of the close of business on July 23, 2004 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of the respective Seix Funds will vote separately and the proposed Reorganization will be effected as to a particular Seix Fund only if that Seix Fund's shareholders approve the proposal.

      SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF THE CORPORATION. YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE FOUR METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

Christina Seix
Chairman of the Board
Seix Funds, Inc.

___________________, 2004

                           PROXY STATEMENT/PROSPECTUS

                       DATED ______________________, 2004

             RELATING TO THE ACQUISITION OF THE ASSETS OF SERIES OF

                                SEIX FUNDS, INC.
                               300 TICE BOULEVARD
                            WOODCLIFF LAKE, NJ 07677
                                 1-800-247-0473

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF

                                STI CLASSIC FUNDS
                               101 FEDERAL STREET
                                BOSTON, MA 02110
                                 1-800-342-5734

      This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Seix Funds, Inc. (the "Corporation") in connection with the Special Meeting of Shareholders (the "Meeting") of each series of the Corporation (the Seix Core Bond Fund, Seix Intermediate Bond Fund, Seix High Yield Fund and Seix Limited Duration Fund) (each a "Seix Fund" and collectively, the "Seix Funds"), to be held on Thursday, September 23, 2004 at 9:30 a.m., Eastern Time, at 300 Tice Boulevard, Woodcliff Lake, NJ 07677. At the meeting, shareholders of each Seix Fund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated ___________, 2004 (the "Reorganization Agreement"), by and between the Corporation and STI Classic Funds (the "Trust"), on behalf of four of its series (the STI Classic Institutional Core Bond Fund, STI Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and STI Classic Institutional Limited Duration Fund) (collectively, the "STI Funds"). The Corporation and the Trust are referred to collectively as the "Companies" and the participating series of the Companies are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A. At the Meeting, shareholders of each Seix Fund, voting separately, will also be asked to consider and approve a proposed new investment advisory agreement (the "New Advisory Agreement") between Trusco Capital Management, Inc. ("Trusco") and the Corporation, on behalf of each Seix Fund.

      Proposal 1:  Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of the Seix Funds in exchange for shares of the corresponding STI Funds; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding Seix Fund; and (iii) the termination under state law of the Seix Funds.

      Proposal 2:  Approval of a new investment advisory agreement between
                   Trusco and the SEIX Funds on behalf of each Seix Fund.

      REORGANIZATION AGREEMENT. The Reorganization Agreement provides that each Seix Fund will transfer all of its assets and liabilities to the corresponding STI Fund listed opposite its name in the following chart:

   SEIX FUND                                  STI FUND
   ---------                                  --------
CORE BOND FUND                  STI CLASSIC INSTITUTIONAL CORE BOND FUND
  Class I Shares                  Institutional Shares
  Class P Shares                  A Shares

INTERMEDIATE BOND FUND          STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND
  Class I Shares                  Institutional Shares

HIGH YIELD FUND                 SEIX INSTITUTIONAL HIGH YIELD FUND
  Class I Shares                  Institutional Shares
  Class P Shares                  A Shares

LIMITED DURATION FUND           STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND
  Class I Shares                  Institutional Shares

      In exchange for the transfers of these assets and liabilities, each STI Fund will simultaneously issue shares to the corresponding Seix Funds as listed above, in an amount equal in value to the net asset value of the Seix Funds' shares. These transfers are expected to occur on or about September 23, 2004 (the "Effective Time").

      Immediately after the transfer of the Seix Funds' assets and liabilities, the Seix Funds will make a liquidating distribution to their shareholders of the STI Funds' shares received, so that a holder of shares in a Seix Fund at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding STI Fund with the same aggregate value as the shareholder had in the Seix Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of each Seix Fund will become shareholders of the corresponding STI Fund, and the Seix Funds will be terminated under state law.

      Each Seix Fund currently offers one or two classes of shares (Class I Shares and/or Class P Shares) and each participating STI Fund will initially offer one or two classes of shares (Institutional Shares and/or A Shares). Holders of Class I Shares of each Seix Fund will receive an amount of Institutional Shares of the corresponding STI Fund equal in value to their Seix Fund shares. Holders of Class P Shares of the Seix Core Bond Fund and the Seix High Yield Fund will receive an amount of A Shares of the corresponding STI Funds equal in value to their Seix Fund shares.

      Each Company is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Trusco is the investment adviser to the STI Funds and is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a Georgia corporation and a bank holding company. Trusco is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). BISYS Fund Services Ohio, Inc. ("BISYS") is the principal underwriter and administrator of the STI Funds.

      As a result of the acquisition of Seix Investment Advisors, Inc. ("Seix") by Trusco on May 28, 2004, Trusco is also the investment adviser to the Seix Funds as described below. Investors Bank & Trust Company ("IBT") serves as the Seix Funds' administrator. Quasar Distributors, LLC serves as the Seix Funds' distributor.

      NEW INVESTMENT ADVISORY AGREEMENT. In connection with the acquisition of Seix by Trusco, the Board of Directors of the Seix Funds approved an interim investment advisory agreement for each Seix Fund dated _____________, 2004 (each an "Interim Advisory Agreement" and together, the "Interim

Advisory Agreements") between the Seix Funds and Trusco. As a result, the Seix Funds' shareholders must approve the New Advisory Agreement to meet the requirements of the 1940 Act.

      This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Seix Funds should know before voting on the Reorganization and the New Advisory Agreement, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated _________, 2004, relating to this Proxy Statement/Prospectus and including certain financial information about the Seix Funds and the STI Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to BISYS at 3435 Stelzer Road, Columbus, OH 43219 or by calling toll-free 1-800-428-6970.

      For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Seix Funds, see the prospectuses contained in the registration statement for the Seix Funds, dated March 1, 2004, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the Seix Funds dated March 1, 2004, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses and Statement of Additional Information for the Seix Funds are available upon request and without charge by calling 1-800-247-0473.

      For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Funds, see the registration statement or prospectuses contained in the registration statement for the STI Funds, dated September __, 2004, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses for the STI Funds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the STI Funds dated September __, 2004, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-428-6970.

      This Proxy Statement/Prospectus constitutes the proxy statement of Seix Funds for the Meeting and is expected to be sent to shareholders on or about August 12, 2004.

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                                 PAGE
SYNOPSIS....................................................................       1

         The Reorganization.................................................       1

         The New Advisory Agreement.........................................       1

         The Funds..........................................................       2

         Fees and Expenses..................................................       2

         Investment Objectives..............................................       8

         Policies and Restrictions..........................................      10

         The Funds' Purchase, Exchange and Redemption Procedures............      11

PRINCIPAL RISKS.............................................................      14

INFORMATION RELATING TO THE REORGANIZATION..................................      16

         Description of the Reorganization..................................      16

         Costs of Reorganization............................................      16

         Federal Income Taxes...............................................      16

         Capitalization.....................................................      17

REASONS FOR THE REORGANIZATION..............................................      18

SHAREHOLDER RIGHTS..........................................................      19

INFORMATION ABOUT THE STI FUNDS AND SEIX FUNDS..............................      22

APPROVAL OF NEW ADVISORY AGREEMENT..........................................      23

         Background.........................................................      23

         New Advisory Agreement.............................................      23

         Seix Funds Board Consideration.....................................      25

         Information About Trusco...........................................      25

VOTING MATTERS..............................................................      26

OTHER BUSINESS..............................................................      28

SHAREHOLDER INQUIRIES.......................................................      28

EXHIBIT A...................................................................     A-1

EXHIBIT B...................................................................     B-1

EXHIBIT C...................................................................     C-1

                                    SYNOPSIS

      This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each Seix Fund with those of its corresponding STI Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

      BACKGROUND. Pursuant to the Reorganization Agreement (attached hereto as Exhibit A), each of the Seix Funds will transfer all of its assets and liabilities to its corresponding STI Fund in exchange solely for shares of that STI Fund. Each of the Seix Funds will distribute the STI Fund shares that it receives to its shareholders in liquidation. Each of the Seix Funds will then be terminated under state law. The result of the Reorganization is that shareholders of each Seix Fund will become shareholders of the corresponding STI Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

      The Board of Directors of the Corporation, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the Seix Funds and their shareholders, and that the interests of existing shareholders in the Seix Funds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Directors of the Corporation recommends that you vote for approval of the Reorganization.

      TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Seix Funds will not recognize gain or loss in the transaction. Nevertheless, the sale of securities by the Seix Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

      SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the participating STI Funds and the corresponding Seix Funds are generally similar, there are certain differences. Therefore, an investment in an STI Fund may involve investment risks that are, in some respects, different from those of its corresponding Seix Fund. For a more complete discussion of the risks associated with the respective Funds, see "Principal Risks" below.

THE NEW ADVISORY AGREEMENT

      On May 28, 2004, Trusco acquired Seix (the "Acquisition"). As a result of the Acquisition, Seix, the investment adviser to the Seix Funds prior to that date, became a division of Trusco. The 1940 Act requires that, upon a change in control or management of an investment company's investment adviser, the investment advisory agreement between the investment company and the investment adviser terminates. In anticipation of the acquisition of Seix, the Board of Directors of the Seix Funds approved the Interim Advisory Agreements so that, upon the consummation of the Acquisition, the Seix Funds would be managed by Trusco. In order for Trusco to continue as each Seix Fund's investment adviser beyond the 150-day term of the Interim Advisory Agreements and to receive all of the advisory fees under those agreements, shareholders must approve the New Advisory Agreement (attached hereto as Exhibit B) within the 150-day period ending on October 28, 2004. The New Advisory Agreement is similar in all material respects to the Interim Advisory Agreements and the investment advisory agreements that existed prior to the Acquisition. Fees payable to Trusco under the Interim Advisory Agreements and the New Advisory Agreement are identical to those previously payable to Seix. For more information about the New Advisory Agreement, see the section below entitled "Approval of New Advisory Agreement."

THE FUNDS

      BUSINESS OF THE FUNDS. The Corporation is an open-end management investment company organized as a Maryland corporation on August 4, 1997, which offers redeemable shares in different series. The Seix Funds currently offer one or two classes of shares, Class I and/or Class P Shares. The two classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs and front-end sales charges, as set forth in the Seix Funds' prospectuses.

      The Trust is an open-end, management investment company organized as a Massachusetts business trust on January 15, 1992, which offers redeemable shares in different series of investment portfolios. The participating STI Funds will initially offer one or two classes of shares, Institutional Shares, and/or A Shares. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the STI Funds' prospectuses.

FEES AND EXPENSES

      Under the Reorganization Agreement, each Seix Fund will transfer all of its assets and liabilities to corresponding STI Funds. The following comparative fee tables show the current fees and expenses for each of the Seix Funds. Because the STI Funds were not operational as of the date of this Prospectus/Proxy statement, the fees shown for the STI Funds are pro forma fees and expenses you would pay if the Reorganization is approved. The tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

         SEIX CORE BOND FUND - STI CLASSIC INSTITUTIONAL CORE BOND FUND

                         COMPARISON OF SHAREHOLDER FEES

                                               MAXIMUM SALES CHARGE (LOAD)            MAXIMUM DEFERRED SALES
                                                IMPOSED ON PURCHASE (AS A         CHARGE (LOAD) (AS A PERCENTAGE
                FUND                          PERCENTAGE OF OFFERING PRICE)             OF NET ASSET VALUE)
                ----                          -----------------------------             -------------------
SEIX CORE BOND FUND (Class I)                              None                                None

PRO FORMA STI CLASSIC INSTITUTIONAL CORE                   None                                None
BOND FUND (Institutional Shares)

SEIX CORE BOND FUND (Class P)                              None                                None

PRO FORMA STI CLASSIC INSTITUTIONAL CORE                  3.75%*                               None
BOND FUND (A Shares)

* The front-end sales load will be waived for A Shares issued to shareholders of the Seix Fund as a result of the Reorganization. This waiver does not apply to shares of the corresponding STI Fund purchased following the Effective Time of the Reorganization. This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                        TOTAL        FEE WAIVER AND
                                      INVESTMENT      DISTRIBUTION        OTHER       OPERATING         EXPENSE            NET
           FUND                     ADVISORY FEES     (12B-1) FEES      EXPENSES      EXPENSES      REIMBURSEMENT**     EXPENSES
           ----                     -------------     ------------      --------      --------      ---------------     --------
SEIX CORE BOND FUND (Class I)           0.25%             None           0.26%*         0.51%            0.06%            0.45%

PRO FORMA STI CLASSIC
INSTITUTIONAL CORE BOND FUND
(Institutional Shares)                  0.25%             None          0.11%***        0.36%              -                -

SEIX CORE BOND FUND (Class P)           0.25%           0.25%****        0.26%*         0.76%            0.06%            0.70%

PRO FORMA STI CLASSIC
INSTITUTIONAL CORE BOND FUND
(A Shares)                              0.25%             0.25%         0.11%***        0.61%              -                -

* Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees. In addition, the Seix Fund may pay up to 0.10% of average daily net assets of the Class P Shares for certain administrative services.

** Trusco has contractually agreed to waive its advisory fees and to reimburse the Seix Fund for its expenses (including brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) through March 1, 2005 to the extent necessary to maintain the total expenses for the Class I Shares and Class P Shares of the Fund at an annual rate of 0.45% and 0.70%, respectively.

*** Because the STI Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Other Expenses are estimated.

**** The Seix Fund's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P Shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Fund's Rule 12b-1 Plan.

EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                FUND                           1 YEAR    3 YEARS     5 YEARS   10 YEARS
                ----                           ------    -------     -------   --------
SEIX CORE BOND FUND (Class I)                   $ 46      $158        $279       $635

PRO FORMA STI CLASSIC INSTITUTIONAL CORE        $ 37      $116         N/A        N/A
BOND FUND (Institutional Shares)

SEIX CORE BOND FUND (Class P)                   $ 72      $237        $416       $937

PRO FORMA STI CLASSIC INSTITUTIONAL CORE        $435      $563         N/A        N/A
BOND FUND (A Shares)

\
The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

                          SEIX INTERMEDIATE BOND FUND -
                STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND

                         COMPARISON OF SHAREHOLDER FEES

                                             MAXIMUM SALES CHARGE (LOAD)          MAXIMUM DEFERRED SALES CHARGE
                                              IMPOSED ON PURCHASE (AS A             (LOAD) (AS A PERCENTAGE OF
                FUND                        PERCENTAGE OF OFFERING PRICE)                NET ASSET VALUE)
                ----                        -----------------------------                ----------------
SEIX INTERMEDIATE BOND FUND (Class I)                    None                                  None

PRO FORMA STI CLASSIC INSTITUTIONAL                      None                                  None
INTERMEDIATE BOND FUND (Institutional
Shares)

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                       TOTAL        FEE WAIVER AND
                                      INVESTMENT      DISTRIBUTION      OTHER        OPERATING          EXPENSE            NET
             FUND                    ADVISORY FEES    (12b-1) FEES     EXPENSES      EXPENSES       REIMBURSEMENT**      EXPENSES
             ----                    -------------    ------------     --------      --------       ---------------      --------
SEIX INTERMEDIATE BOND FUND
(Class I)                                0.25%            None          0.31%*         0.56%             0.11%            0.45%

PRO FORMA STI CLASSIC
INSTITUTIONAL INTERMEDIATE BOND
FUND (Institutional Shares)              0.25%            None          0.15%***       0.40%               -                -

* Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

** Trusco has contractually agreed to waive its advisory fees and to reimburse the Seix Fund for its expenses (including brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) through March 1, 2005 to the extent necessary to maintain the total expenses for the Class I Shares of the Fund at an annual rate of 0.45%.

**** Because the STI Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Other Expenses are estimated.

EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                FUND                                     1 YEAR      3 YEARS       5 YEARS       10 YEARS
                ----                                     ------      -------       -------       --------
SEIX INTERMEDIATE BOND FUND                               $46         $168          $302          $691
(Class I)

PRO FORMA STI CLASSIC INSTITUTIONAL INTERMEDIATE          $41         $128           N/A           N/A
BOND FUND (Institutional Shares)

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

            SEIX HIGH YIELD FUND - SEIX INSTITUTIONAL HIGH YIELD FUND

                         COMPARISON OF SHAREHOLDER FEES

                                             MAXIMUM SALES CHARGE (LOAD)         MAXIMUM DEFERRED SALES CHARGE
                                               IMPOSED ON PURCHASE (AS A            (LOAD) (AS A PERCENTAGE OF
                FUND                         PERCENTAGE OF OFFERING PRICE)               NET ASSET VALUE)
                ----                         -----------------------------               ----------------
SEIX HIGH YIELD FUND (Class I)                           None                                  None

PRO FORMA SEIX INSTITUTIONAL HIGH YIELD                  None                                  None
FUND (Institutional Shares)

SEIX HIGH YIELD FUND (Class P)                           None                                  None

PRO FORMA SEIX INSTITUTIONAL HIGH YIELD                 3.75%*                                 None
FUND (A Shares)

* The front-end sales load will be waived for A Shares issued to shareholders of the Seix Fund as a result of the Reorganization. This waiver does not apply to shares of the corresponding STI Fund purchased following the Effective Time of the Reorganization. This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                          TOTAL        FEE WAIVER AND
                                          INVESTMENT     DISTRIBUTION      OTHER        OPERATING          EXPENSE            NET
                FUND                    ADVISORY FEES    (12b-1) FEES     EXPENSES      EXPENSES       REIMBURSEMENT**      EXPENSES
                ----                    -------------    ------------     --------      --------       ---------------      --------
SEIX HIGH YIELD FUND (Class I)              0.50%            None         0.17%*        0.67%               0.12%            0.55%

PRO FORMA SEIX INSTITUTIONAL HIGH
YIELD FUND (Institutional Shares)           0.50%            None         0.07%***      0.57%****           -****            -****

SEIX HIGH YIELD FUND (Class P)              0.50%         0.25%*****      0.17%*        0.92%**             0.12%            0.80%

PRO FORMA SEIX INSTITUTIONAL HIGH
YIELD FUND (A Shares)                       0.50%            0.25%        0.07%***      0.82%****           -****            -****

* Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees. In addition, the Seix Fund may pay up to 0.10% of average daily net assets of the Class P Shares for certain administrative services.

** Trusco has contractually agreed to waive its advisory fees and to reimburse the Seix Fund for its expenses (including brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) through March 1, 2005 to the extent necessary to maintain the total expenses for the Class I Shares and Class P Shares of the Fund at an annual rate of 0.55% and 0.80%, respectively.

*** Because the STI Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Other Expenses are estimated.

**** The table shows the highest expenses that could be charged to the STI Fund after the Reorganization. Actual expenses will be lower because Trusco and/or BISYS intends to voluntarily waive a portion of the fees to keep total operating expenses for Institutional Shares and A Shares of the Fund from exceeding a specified level. With these fee waivers, the estimated net total operating expenses for the Institutional Shares and A Shares of the STI Fund would be 0.53% and 0.78%, respectively. Trusco or BISYS could discontinue these voluntary waivers at any time.

***** The Seix Fund's Rule 12b-1 Plan authorizes payment of up to 0.35% of average daily net assets of the Class P Shares for distribution and shareholder services. Currently, the Board of Directors has only approved payment of up to 0.25% of average daily net assets for distribution under the Fund's Rule 12b-1 Plan.

EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                FUND                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                ----                                     ------     -------     -------     --------
SEIX HIGH YIELD FUND (Class I)                          $   56      $  202      $  361      $  823

PRO FORMA SEIX INSTITUTIONAL HIGH YIELD FUND            $   58      $  183         N/A         N/A
(Institutional Shares)

SEIX HIGH YIELD FUND (Class P)                          $   82      $  281      $  498      $1,120

PRO FORMA SEIX INSTITUTIONAL HIGH YIELD FUND            $  456      $  627         N/A         N/A
(A Shares)

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

                          SEIX LIMITED DURATION FUND -
                 STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND

                         COMPARISON OF SHAREHOLDER FEES

                                               MAXIMUM SALES CHARGE (LOAD)            MAXIMUM DEFERRED SALES
                                                IMPOSED ON PURCHASE (AS A         CHARGE (LOAD) (AS A PERCENTAGE
                FUND                          PERCENTAGE OF OFFERING PRICE)             OF NET ASSET VALUE)
                ----                          -----------------------------             -------------------
SEIX LIMITED DURATION FUND (Class I)                       None                                None

PRO FORMA STI CLASSIC INSTITUTIONAL                        None                                None
LIMITED DURATION FUND (Institutional
Shares)

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                          TOTAL       FEE WAIVER AND
                                          INVESTMENT      DISTRIBUTION      OTHER       OPERATING        EXPENSE           NET
                FUND                    ADVISORY FEES     (12b-1) FEES     EXPENSES      EXPENSES     REIMBURSEMENT**    EXPENSES
                ----                    -------------     ------------     --------      --------     ---------------    --------
SEIX LIMITED DURATION FUND (Class I)        0.10%             None         0.16%*        0.26%**           0.06%           0.20%

STI CLASSIC INSTITUTIONAL LIMITED
DURATION FUND (Institutional Shares)        0.10%             None         0.10%***      0.20%                -               -

* Other Expenses include fees for shareholder services, custodial, administration, dividend disbursing and transfer agency fees, legal and auditing fees, printing costs and registration fees.

** Trusco has contractually agreed to waive its advisory fees and to reimburse the Seix Fund for its expenses (including brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses) through March 1, 2005 to the extent necessary to maintain the total expenses for the Class I Shares of the Fund at an annual rate of 0.20%.

*** Because the STI Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Other Expenses are estimated.

EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                FUND                                      1 YEAR       3 YEARS      5 YEARS      10 YEARS
                ----                                      ------       -------      -------      --------
SEIX LIMITED DURATION FUND (Class I)                       $20           $78          $140         $325

PRO FORMA STI CLASSIC INSTITUTIONAL LIMITED DURATION       $20           $64           N/A         N/A
FUND (Institutional Shares)

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

      INVESTMENT ADVISER. Trusco is an indirect wholly-owned subsidiary of SunTrust and the investment adviser to the STI Funds and the SEIX Funds. Trusco is registered as an investment adviser under the Investment Advisers Act of 1940. As of June 30, 2004, Trusco, located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, and 300 Tice Boulevard, Woodcliff Lake, NJ 07677, had approximately $51.9 billion of assets under management.

      INVESTMENT ADVISORY FEES. The following table compares management fees paid to Trusco for each Seix Fund and to Trusco for each corresponding STI Fund. The table shows advisory fees before any waivers or reimbursements ("Contractual") and advisory fees after any waivers or reimbursements ("Net of Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

      SEIX FUNDS                FEE*                       STI FUNDS                          FEE**
      ----------                ----                       ---------                          -----
Core Bond Fund                             STI Classic Institutional Core Bond Fund
  Contractual                  0.25%         Contractual                                       0.25%
  Net of Waivers               0.19%         Net of Waivers                                    0.25%

Intermediate Bond Fund                     STI Classic Institutional Intermediate Bond Fund
  Contractual                  0.25%         Contractual                                       0.25%
  Net of Waivers               0.14%         Net of Waivers                                    0.25%

High Yield Fund                            Seix Institutional High Yield Fund
  Contractual                  0.50%         Contractual                                       0.50%
  Net of Waivers               0.38%         Net of Waivers                                    0.46%

Limited Duration Fund                      STI Classic Institutional Limited Duration Fund
  Contractual                  0.10%         Contractual                                       0.10%
  Net of Waivers               0.04%         Net of Waivers                                    0.10%

* Net of Waiver fees for the Seix Funds are based on Trusco contractually agreeing to waive a portion of its fee or reimburse expenses until at least March 1, 2005.

** Because the STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement, Net of Waiver fees are based on Trusco's anticipated voluntary fee waivers.

      FRONT-END SALES CHARGES. The following chart compares front-end sales charges for the Seix Funds and their corresponding STI Funds.

            SEIX FUNDS                CHARGE                      STI FUNDS                             CHARGE
            ----------                ------                      ---------                             ------
Core Bond Fund                                      STI Classic Institutional Core Bond Fund
    Class I - Front-End Load           None           Institutional Shares - Front-End Load              None
    Class P - Front-End Load           None           A Shares - Front-End Load                          3.75%*

Intermediate Bond Fund                              STI Classic Institutional Intermediate Bond Fund
    Class I - Front-End Load           None           Institutional Shares - Front-End Load              None

High Yield Fund                                     Seix Institutional High Yield Fund
    Class I - Front-End Load           None           Institutional Shares - Front-End Load              None
    Class P- Front-End Load            None           A Shares - Front-End Load                          3.75%*

Limited Duration Fund                               STI Classic Institutional Limited Duration Fund
    Class I - Front-End Load           None           Institutional Shares - Front-End Load              None

* This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without a front-end sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%.

      CONTINGENT DEFERRED SALES CHARGES. Neither the Seix Funds nor the participating STI Funds are subject to a contingent deferred sales charge (except as described with respect to certain large purchases of A Shares).

INVESTMENT OBJECTIVES

      This section will help you compare the investment objectives of each Seix Fund with its corresponding STI Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Seix Funds' and STI Funds' prospectuses.

      Each Seix Fund would transfer its assets and liabilities into its corresponding STI Fund. The corresponding STI Funds were not yet operational as of the date of this Prospectus/Proxy Statement.

The investment objectives and strategies of the STI Funds are identical to those of their corresponding Seix Funds.

SEIX CORE BOND FUND: STI CLASSIC INSTITUTIONAL CORE BOND FUND

      The investment objective of the SEIX CORE BOND FUND is to provide investors with a total return which consistently exceeds the total return of the broad United States investment grade bond market. The Fund pursues its objectives by investing in various types of income producing debt securities including mortgage and asset-backed securities, United States government and agency obligations and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available United States dollar-denominated, fixed-income securities. The investment adviser anticipates that the Fund's duration will generally range from four to five years.

      The investment objective of the STI CLASSIC INSTITUTIONAL CORE BOND FUND is identical to the investment objective of the Seix Core Bond Fund.

SEIX INTERMEDIATE BOND FUND: STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND

      The investment objective of the SEIX INTERMEDIATE BOND FUND is to provide investors with a total return which consistently exceeds the total return of the intermediate portion of the broad United States dollar-denominated, fixed-income securities. The Fund pursues its objectives by investing in various types of income producing debt securities including mortgage and asset-backed securities, United States government and agency obligations and corporate obligations. The Fund will maintain an average-weighted maturity of three to ten years. The investment adviser anticipates that the Fund's duration will generally be between three and four years.

      The investment objective of the STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND is identical to the investment objective of the Seix Intermediate Bond Fund.

SEIX HIGH YIELD FUND: SEIX INSTITUTIONAL HIGH YIELD FUND

      The investment objective of the SEIX HIGH YIELD FUND is to provide investors with high income and, secondarily, capital appreciation. The Fund strives to outperform the Merrill Lynch High Yield Index. In addition, the Fund will be managed with a duration that is close to the duration of the Merrill Lynch High Yield Index, which is generally between three to six years. The Fund seeks to achieve its investment objective through investment in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available United States dollar-denominated, high yield corporate securities. Although the Fund seeks to achieve its investment objective primarily through investment in high yield corporate securities, the Fund may invest up to 20% of its net assets in investment grade securities.

      The investment objective of the SEIX INSTITUTIONAL HIGH YIELD FUND is identical to the investment objective of the Seix High Yield Fund.

SEIX LIMITED DURATION FUND: STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND

      The investment objective of the SEIX LIMITED DURATION FUND is to provide investors with a high level of current income, while preserving liquidity and principal. The Fund's investment objective may be changed without shareholder approval. The Fund seeks to achieve its investment objective primarily through investments in U.S. dollar-denominated, fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. In deciding which securities to buy and sell, the investment adviser emphasizes securities that are within the targeted segment of the United States dollar-denominated, fixed-income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management.

      The investment objective of the STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND is identical to the investment objective of the Seix Limited Duration Fund.

POLICIES AND RESTRICTIONS

      Certain of the Seix Funds' fundamental and non-fundamental investment policies differ from those of their corresponding STI Funds. This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the Seix Funds to that of their corresponding STI Funds. Please be aware that this is only a brief discussion and highlights only material differences between the policies and restrictions of the Seix Funds and STI Funds. A complete list of the fundamental policies of the Seix Funds, and the corresponding STI Funds is attached as Exhibit C.

FUNDAMENTAL POLICES.

      The Seix Funds may not borrow money, including entering into reverse repurchase agreements, under any circumstances. By contrast, each STI Fund may borrow money as long as the amount does not exceed 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate the STI Fund to purchase securities or require an STI Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the STI Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets. The Seix Funds may not make loans except that each Seix Fund may enter into repurchase agreements. The STI Funds may also not make loans except that each STI Fund may enter into repurchase agreements as well as purchase or hold debt instruments in accordance with its investment objectives and policies and/or lend its portfolio securities. No Seix Fund may issue senior securities or underwrite securities of other issuers under any circumstances. The STI Funds may not issue senior securities or underwrite securities of other issuers, except as permitted by rule, regulation or order of the SEC or to the extent that it is considered an underwriter within the meaning of the Securities Act of 1933 in the sale of portfolio securities, respectively. In addition, the Seix Funds may not invest the cash securing a forward commitment in mortgage-backed securities in investments that have a duration exceeding 180 days. By comparison, the STI Funds do not have any such restrictions prohibiting them from investing cash securing a forward commitment in mortgage-backed securities in investments that have a duration exceeding 180 days.

NON-FUNDAMENTAL POLICIES.

      As a non-fundamental policy, the Seix Funds will not invest in the securities of any company which has a primary line of business in the manufacture and sale of tobacco products. Only the STI Classic Institutional Intermediate Bond Fund has a similar restriction. Also, each Seix Fund will not concentrate more than 25% of its total assets in domestic bank obligations. The STI Funds, by contrast, do not have any such restrictions prohibiting them from concentrating more than 25% of an STI Fund's total assets in domestic bank obligations. In addition, no Seix Fund will invest more than 15% of the value of its net assets in illiquid securities and the adviser does not anticipate investing over 5% of a Seix Fund's net assets in such securities. The STI Funds are also subject to the above restriction except for the adviser does not set any estimates as to the percentage of net assets of an STI Fund's investments in illiquid securities provided that such percentage does not exceed 15%.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

      STI Funds. Institutional Shares are offered primarily to various institutional investors, including subsidiaries of SunTrust, for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your financial institution. Depending on the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. Once a brokerage account is opened with SunTrust Securities, A Shares of the STI Funds may be purchased by mail, telephone, wire, or through Automated Clearing House ("ACH"). A Shares may also be purchased through investment representatives of certain correspondent banks of SunTrust and other financial institutions that are authorized to place transactions in Fund shares for their customers. The minimum initial purchase requirement for A Shares and Institutional Shares is $2,000 and $1,000,000, respectively. Additional A Shares may be purchased for a minimum of $1,000. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

      The net asset value ("NAV") of the STI Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund. In calculating NAV, an STI Fund generally values its investment portfolio at market price. If market prices are unavailable or Trusco determines in good faith that the market price is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some STI Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the STI Funds do not calculate NAV. As a result, the NAV of these STI Funds' investments may change on days when you cannot purchase or sell Fund shares.

      The STI Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the STI Funds' Statement of Additional Information, incorporated herein by reference.

      Seix Funds. Class I Shares of the Seix Funds may be purchased directly from the Fund or through securities firms that have been authorized to accept purchases and sales orders of the Seix Funds. The minimum initial investment in Class I Shares of the Seix Funds is $500,000 and may be waived by the investment adviser at its discretion. Additional Class I Shares may be purchased in any amount. Class P Shares of the Seix Funds may be purchased only through securities firms that have been authorized to accept purchases and sales order of the Seix Funds. The minimum initial investment in Class P Shares of the Seix Funds is $1,000 and may be waived by the investment adviser at its discretion. Additional Class P Shares may be purchased in any amount.

      The NAV for each Seix Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m., Eastern Time, on days the NYSE is open. To the extent that the Seix Limited Duration Fund invests in foreign securities, these securities are listed on foreign exchanges that trade on weekends or other days when the Seix Fund does not price its shares. As a result, the Seix Fund's NAV may change on days when shareholders will be unable to purchase or redeem shares. Each Seix Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by methods approved by the Seix Funds' Board of Directors. After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Directors.

EXCHANGE PRIVILEGES.

      STI Funds. For A Shares, exchange requests must be for an amount of at least $1,000. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interest of an STI Fund, all STI Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) an STI Fund or its manager(s) believes the STI Fund would be harmed or unable to invest effectively, or (2) an STI Fund receives or anticipates orders that may dramatically affect the STI Fund. A Shares of any STI Fund (including STI Funds not participating in the Reorganization) may be exchanged for A Shares of any other STI Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into an STI Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into an STI Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

      Seix Funds. Because the Seix Funds do not have a sales charge, there is no need for, nor do they have, an exchange privilege.

REDEMPTION PROCEDURES.

      STI Funds. Holders of Institutional Shares may redeem their shares on any business day by contacting SunTrust or the shareholder's financial institution and by following the procedures established when they opened their account or accounts with the STI Funds or with their financial institution or intermediary. A Shares held through a brokerage account with SunTrust Securities may be redeemed on any business day by contacting SunTrust Securities directly by mail or telephone. The minimum amount for telephone redemptions is $1,000. If shares are held through an account with a broker or other financial institution, shareholders should contact that broker or institution to sell shares. For redemptions of $25,000 or more, the STI Funds must be notified in writing and a signature guarantee by a bank or other financial institution must be included (a notarized signature is not sufficient). The sale price of each share will be the NAV next determined after a request is received. Shareholders holding A Shares with at least $10,000 in their account may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any STI Fund.

      Seix Funds. Shareholders who purchased shares through an authorized securities firm should contact the firm to redeem shares. Shareholders who purchased Class I Shares directly from the Seix Fund may redeem shares by contacting the transfer agent at 1-800-247-0473. Telephone redemption is made available to shareholders of a Seix Fund on the Account Application Form. The Seix Fund or the transfer agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone. A shareholder or authorized agent (so designated on the Account Application Form) must provide the transfer agent with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (which account shall have been previously designated by the shareholder on its Account Application Form), the name of the shareholder and the shareholder's account number.

      REDEMPTIONS IN KIND.

      STI Funds. The STI Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the STI Funds' remaining shareholders) an STI Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the unlikely event that shares were ever redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale, as with any redemption.

      Seix Funds. The Seix Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of the Seix Fund by making payment in whole or in part in readily marketable securities chosen by the Seix Fund and valued as they are for purposes of computing the Seix Fund's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting the securities to cash.

      DIVIDEND POLICIES.

      STI Funds. Each STI Fund declares dividends daily and pays these dividends monthly. Each STI Fund makes distributions of its net realized gains, if any, at least annually. If you own Fund shares of an STI Fund's record date, you will be entitled to receive the distribution.

      You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the STI Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the STI Funds receive your written notice. To cancel your election, simply send the STI Funds written notice.

      Seix Funds. Dividends are automatically reinvested in Class I Shares and/or Class P Shares of the applicable Seix Fund on the last day of each month at the net asset value per share on the last business day of that month unless shareholders indicate their desire to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. In the event that a Seix Fund realizes net long-term capital gains (i.e., with respect to assets held more than 12 months), it will distribute them at least annually by automatically reinvesting (unless a shareholder has elected to receive cash) such long-term capital gains in additional shares of the Seix Fund at the net asset value on the date the distribution is declared.

      The net investment income (including accrued but unpaid interest and amortization of original issue and market discount or premium) of a Seix Fund will be declared as a dividend payable monthly to shareholders of record as of the last business day of each month. Each Seix Fund will also declare, to the extent necessary, a net short-term capital gain dividend once per year. Dividends are paid on the first business day of the month.

                                 PRINCIPAL RISKS

SEIX CORE BOND FUND : STI CLASSIC INSTITUTIONAL CORE BOND FUND

      The SEIX CORE BOND FUND invests primarily in various types of income producing debt securities including mortgage and asset-backed securities, U.S. government and agency obligations, and corporate obligations. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar-denominated, fixed-income securities. Through its investments, the Fund is subject to "interest rate risk," which is the risk that the market value of debt securities will decline because of rising interest rates. The Fund is subject to "credit risk," which is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The Fund is also subject to "prepayment risk," which is the risk that mortgage-backed securities can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled . In addition, the Fund may invest in securities of government-sponsored enterprises. In such an event, the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment because these securities are not backed by the full faith and credit of the U.S. Government. The Fund is not a "diversified" investment company and therefore may invest a substantial portion of its assets in securities of particular issuers. This exposes the Fund to greater risk of negative developments affecting such an issuer than would be the case for a diversified investment company. The Fund does intend, however, to meet the regulated investment company diversification requirements under the Internal Revenue Code of 1986. The Fund may also engage in active and frequent trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

      The principal risks of investing in the STI CLASSIC INSTITUTIONAL CORE BOND FUND are identical to the principal risks of investing in the Seix Core Bond Fund except that the STI Classic Institutional Core Bond Fund will be a "diversified" investment company. As a result, the STI Fund is less susceptible to negative developments that affect a single issuer having an impact on the STI Fund.

SEIX INTERMEDIATE BOND FUND : STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND

      The SEIX INTERMEDIATE BOND FUND has all the same risks as the Seix Core Bond Fund.

      The principal risks of investing in the STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND are identical to principal risks of investing in the Seix Intermediate Bond Fund except that the STI Classic Institutional Intermediate Bond Fund will be a "diversified" investment company. As a result, the STI Fund is less susceptible to negative developments that affect a single issuer having an impact on the STI Fund.

SEIX HIGH YIELD FUND : SEIX INSTITUTIONAL HIGH YIELD FUND

      The SEIX HIGH YIELD FUND invests primarily in various types of lower rated, higher yielding bonds. Under normal circumstances, at least 80% of the Fund's net assets will be invested in the broad universe of available U.S. dollar denominated high yield corporate securities. The Fund may invest up to 20% of its net assets in investment grade securities. Through its investments, the Fund is subject to "interest rate risk," which is the risk that the market value of debt securities will decline because of rising interest rates. The Fund may invest in "high yield" bonds or "junk bonds" which are rated below the four highest categories, those securities rated below BBB by Standard & Poor's Rating Service and below Baa by Moody's Investors Service, Inc. High yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, they present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than securities in the higher rating categories. They are subject to grater risks of loss of income and principal than investment grade securities. The Fund may also be subject to "credit risk," which is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The Fund may use derivatives, which are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of derivatives may also have a leveraging effect, which may increase the volatility and reduce the return of the Fund. The Fund is subject to "prepayment risk," which is the risk that mortgage-backed securities, which the Fund may invest in, can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. In addition, the Fund may invest in securities of government-sponsored enterprises. In such an event, the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment because these securities are not backed by the full faith and credit of the U.S. Government. The Fund's investments in high yield securities may be less liquid than higher quality investments and the Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. The Fund may also engage in active and frequent trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

      The principal risks of investing in the SEIX INSTITUTIONAL HIGH YIELD FUND are identical to the principal risks of investing in the Seix High Yield Fund.

SEIX LIMITED DURATION FUND : STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND

      The SEIX LIMITED DURATION FUND invests primarily through investments in U.S. dollar-denominated, fixed-income securities, including corporate, mortgage and asset-backed securities of U.S. and foreign governments, banks and companies. Through its investments, the Fund is subject to "interest rate risk," which is the risk that the market value of debt securities will decline because of rising interest rates. The Fund is subject to "credit risk," which is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The Fund is also subject to "prepayment risk," which is the risk that mortgage-backed securities, which the Fund may invest in, can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. In addition, the Fund may invest in securities of government-sponsored enterprises. In such an event, the Fund must look principally to the issuing or guaranteeing agency for ultimate repayment because these securities are not backed by the full faith and credit of the U.S. Government. "Foreign securities risk" involves the possibility that prices of foreign securities may decline due to unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The Fund may also engage in active and frequent trading of portfolio securities without regard to the effect on portfolio turnover. High portfolio turnover will result in higher transaction costs on the sale of securities and reinvestment in other securities and could lower total return.

      The principal risks of investing in the STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND are identical to the principal risks of investing in the Seix Limited Duration Fund.

                   INFORMATION RELATING TO THE REORGANIZATION

      DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

      The Reorganization Agreement provides that all of the assets and liabilities of each Seix Fund will be transferred to the corresponding STI Fund at the Effective Time of the Reorganization. In exchange for the transfer of these assets, Trusco will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional shares of each STI Fund to its corresponding Seix Fund equal in value to the respective net asset values of that Seix Fund immediately prior to the Effective Time of the Reorganization.

      Following the transfer of assets and liabilities in exchange for STI Fund shares, each Seix Fund will distribute, in complete liquidation pro rata to its shareholders of record, all the shares of the corresponding STI Funds so received to its shareholders. Shareholders of each Seix Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding STI Fund with the same aggregate value as the shareholder had in the Seix Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the Seix Funds' shareholders on the share records of the STI Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the STI Funds due to the shareholders of the corresponding Seix Funds. The STI Funds do not issue share certificates to shareholders. Shares of the STI Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Seix Funds' shareholders. The Seix Funds then will be terminated under state law.

      On September 23, 2004 (the "Closing Date"), each Seix Fund will transfer its assets to the corresponding STI Fund. The Reorganization Agreement provides that Trusco or an affiliate thereof will bear and pay all expenses of the Reorganization.

      The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by Seix Funds' shareholders; and (ii) the receipt by the Seix Funds and the STI Funds of a tax opinion to the effect that the Reorganization will be tax-free to the Seix Funds and the STI Funds and their shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Directors of the Corporation or the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of the shareholders of the Seix Funds or the STI Funds, respectively.

      COSTS OF REORGANIZATION. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees; and (f) solicitation costs of the transaction.

      FEDERAL INCOME TAXES. Each combination of a Seix Fund into a corresponding STI Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the

Seix Funds nor their shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the STI Funds shares received will be the same as the basis of the Seix Funds shares exchanged and the holding period of the STI Funds shares received will include the holding period of the Seix Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Companies will receive an opinion from counsel to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Nevertheless, the sale of securities by the Seix Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

      CAPITALIZATION. The following table sets forth as of June 28, 2004: (i) the unaudited capitalization of each of the Seix Funds; and (ii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Funds. Each of the STI Funds has not yet commenced operations, but will do so at the time the Reorganization occurs.

         SEIX CORE BOND FUND : STI CLASSIC INSTITUTIONAL CORE BOND FUND

                                            NET ASSET VALUE    SHARES OUTSTANDING
        FUND               NET ASSETS         PER SHARE              (000)
        ----               ----------         ---------              -----
Seix Core Bond Fund
Class I                    61,307,337             9.99             6,138,389
Class P                       301,146            10.22                29,478
Total                      61,608,483            20.21             6,167,867

Combined Funds
Institutional Shares       61,307,337             9.99             6,138,389
A Shares                      301,146            10.22                29,478
Total                      61,608,483            20.21             6,167,867

 SEIX INTERMEDIATE BOND FUND : STI CLASSIC INSTITUTIONAL INTERMEDIATE BOND FUND

                                                       NET ASSET VALUE       SHARES OUTSTANDING
          FUND                         NET ASSETS         PER SHARE                (000)
          ----                         ----------         ---------                -----
Seix Intermediate Bond Fund
Class I                                35,425,707           10.10                3,507,925
Total                                  35,425,707           10.10                3,507,925

Combined Funds
Institutional Shares                   35,425,707           10.10                3,507,925
Total                                  35,425,707           10.10                3,507,925

            SEIX HIGH YIELD FUND : SEIX INSTITUTIONAL HIGH YIELD FUND

                                                  NET ASSET VALUE     SHARES OUTSTANDING
          FUND                    NET ASSETS         PER SHARE              (000)
          ----                    ----------         ---------              -----
Seix High Yield Fund
Class I                          1,508,728,702          11.01            137,040,055
Class P                             16,543,309          10.71              1,545,362
Total                            1,525,274,009          21.72            138,585,417

Combined Funds
Institutional Shares             1,508,728,702          11.01            137,040,055
A Shares                            16,543,309          10.71              1,545,362
Total                            1,525,274,009          21.72            138,585,417

  SEIX LIMITED DURATION FUND : STI CLASSIC INSTITUTIONAL LIMITED DURATION FUND

                                                      NET ASSET VALUE       SHARES OUTSTANDING
         FUND                       NET ASSETS           PER SHARE                (000)
         ----                       ----------           ---------                -----
Seix Limited Duration Fund
Class I                             155,718,337             9.99               15,583,683
Total                               155,718,337             9.99               15,583,683

Combined Funds
Institutional Shares                155,718,337             9.99               15,583,683
Total                               155,718,337             9.99               15,583,683

                         REASONS FOR THE REORGANIZATION

      The Seix Funds consist of four series, having in the aggregate approximately $1.8 billion in assets. The STI Funds currently consist of forty-six series, having in the aggregate approximately $25.2 billion in assets. The STI Funds anticipated net expense ratios are expected to be the same or lower than the expense ratios of its corresponding Seix Funds. Management of the Seix Funds believes that the shareholders of the Seix Funds would benefit from the larger asset base and increased product array and anticipated economies of scale that are expected to result from the Reorganization.

      At a meeting held on Tuesday, June 22, 2004, the Corporation's Board of Directors unanimously voted that the proposed Reorganization would be in the best interests of each Seix Fund and its shareholders and that the interests of the shareholders would not be diluted. At this meeting, representatives of Seix and Trusco provided, and the Seix Board reviewed, detailed information about the proposed Reorganization. The representatives discussed with the Seix Board the anticipated effects of the Reorganization on the advisory and related relationships of the Seix Funds. The representatives provided information to the Seix Board concerning: (a) the specific terms of the Reorganization, including information regarding comparative expense ratios; (b) the proposed plans for ongoing management, distribution and operation of the Seix Funds; (c) the management, financial position and business of Trusco and its affiliates' business and operations; and (d) the impact of the Reorganization on the Seix Funds and their shareholders.

      Before approving the Reorganization, the Board examined all factors that it considered relevant, including information regarding comparative expense ratios. The Board noted that, in the case of each STI Fund, expense ratios, taking into account voluntary waivers, will be lower than the corresponding Seix Fund. In connection with its deliberations, the Seix Board, with the advice and assistance of independent legal counsel, inquired into a number of matters and evaluated the above-referenced information and considered, among other things, the following in support of the proposal:

            - The expected decrease in expense levels borne by shareholders of the Seix Funds;

            - The expected administrative efficiencies to be gained by having the Seix Funds under the same umbrella as the STI Funds;

            - The substantially identical investment objectives, policies and strategies of each Seix Fund and the corresponding STI Funds and the expectation that the management strategies of the Seix Funds after the Reorganization will not materially change;

            - The fact that the Reorganization is expected to be tax free to shareholders of the Seix Funds;

            - The fact that the Seix Funds will not bear the costs of the Reorganization; and

            - The continuity of portfolio management and past performance of the persons responsible for investment performance and retention of key personnel responsible for day-to-day portfolio management.

The Seix Board also reviewed the potential benefits of the Reorganization to other persons, including Trusco and their affiliates and the benefits to the STI Fund shareholders. Representatives of Trusco noted their belief that the Reorganization would increase potential for asset growth and lower expenses resulting from economies of scale and would provide shareholders with exchange privileges among a wider array of mutual funds.

      The Board also considered other alternatives to the Reorganization and concluded that, taking into account these other alternatives, the Reorganization was the course of action that is in the best interests of the Seix Funds' shareholders. On the basis of the information provided to the Seix Board and its evaluation of that information, the Board recommends that the shareholders of each Seix Fund approve the Reorganization.

                               SHAREHOLDER RIGHTS

STI FUNDS

      General. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

      Shares. STI Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of forty-six separate investment series offering up to six classes of shares, A Shares, B Shares, L Shares, T Shares, Institutional Shares, and Corporate Trust Shares (the STI Funds participating in the Reorganization do not offer B Shares or Corporate Trust Shares). The six classes differ with respect to minimum investment requirements, Fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Funds prospectuses. The shares of each STI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

      Voting Requirements. Holders of shares of the STI Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that: (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote.

      Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the President or, if the Trustees and the President shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

      Election and Term of Trustees. The STI Funds' affairs are supervised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

      Shareholder Liability. Pursuant to the Trust's Declaration of Trust, shareholders of the STI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

      Liability of Trustees. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

SEIX FUNDS

      General. The Corporation was organized as a Maryland corporation on August 4, 1997. The Corporation is governed by its Articles of Incorporation dated August 1, 1997, its By-Laws, and applicable Maryland law.

      Shares. The Corporation is authorized to issue up to 2,500,000,000 billion shares of common stock, with a par value per share of $.001. The Board of Directors is authorized to reclassify and issue any unissued shares of the Funds without shareholder approval. Accordingly, in the future, the Directors may create additional series of Funds with different investment objectives, policies and restrictions. Any issuance of shares of another series would be governed by the 1940 Act and Maryland law. The shares of Common Stock of each of the Seix Funds are currently classified into two classes, Class I and Class P Shares. The two classes differ from each other with respect to Fund expenses and distribution costs, as set forth in the Seix Funds prospectuses incorporated herein by reference. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights.

      Voting Requirements. Shareholders of the Seix Funds are entitled to one vote for each full share held and fractional votes for fractional shares. At meetings of shareholders, the holders of one-third of the shares of stock of the Corporation entitled to vote at the meeting, present in person or by proxy, constitute a quorum unless voting by separate class is required, in which case the presence of one-third of the shares of stock of such class shall constitute a quorum. All shares of all classes and series shall vote together as a single class, provided that (a) when the Maryland General Corporation Law or the 1940 Act requires that a class or series vote separately with respect to a given matter, the separate voting requirements of the applicable law shall govern with respect to the affected class(es) and/or series and other classes and series shall vote as a single class and (b) unless otherwise required by those laws, no class or series shall vote on any matter which does not affect the interest of that class or series.

      Shareholder Meetings. An annual meeting of stockholders for the election of Directors and the transaction of such other business as may properly come before the meeting will be held at such time and place as the Board of Directors selects. The Corporation is not be required to hold an annual meeting of its stockholders in any year in which the election of Directors is not required to be acted upon under the 1940 Act. Special meetings of shareholders of a Seix Fund or class of stockholders may be called at any time by the President, the Secretary or by a majority of the Board of Directors and will be held at such time and place as may be stated in the notice of the meeting. The Secretary may call a special meeting of shareholders upon written request by shareholders entitled to cast no less than 10% of the votes entitled to be cast at the meeting. Before a notice of a special meeting called by shareholders will be sent out by the Secretary, such shareholders must pay the estimated costs of preparing and mailing the notice.

      Election and Term of Directors. Directors are elected annually, by written ballot at the annual meeting of stockholders or a special meeting held for that purpose. If no annual meeting of the stockholders of the Corporation is required to be held in a particular year pursuant to the By-Laws, Directors will be elected at the next annual meeting held. The term of office of each Director shall be from the time of his or her election and qualification until the election of Directors next succeeding his or her election and until his or her successor shall have been elected and shall have qualified. Any Director may be removed by a majority vote of the votes entitled to be cast for the election of Directors. If any vacancy occurs in the Board of Directors by reason of death, resignation, removal or otherwise, the remaining Directors shall continue to act and, subject to the provisions of the 1940 Act, the vacancy may be filled by a majority of the remaining Directors, although less than a quorum (if not previously filled by the stockholders). Vacancies created by reason of an increase in the authorized number of Directors (if not previously filled by the stockholders) may be filled only by a majority vote of the entire Board of Directors.

      Shareholder Liability. The shareholders of the Seix Funds have no personal liability for acts or obligations of the Corporation.

      Liability of Directors. To the fullest extent permitted by the Maryland General Corporation Law and the 1940 Act, no Director or officer of the Corporation shall be liable to the Corporation or to its stockholders for money damages provided such Director or officer is performing his or her duties in accordance with the standards of Maryland Law. The Articles of Incorporation provide that the Corporation will indemnify its directors and officers to the fullest extent permitted under Maryland Law and the 1940 Act.

      Liquidation or Dissolution. At any time there are no shares outstanding for a particular class or series, the Board of Directors may liquidate such class or series in accordance with applicable law. In the event of the liquidation or dissolution of the Corporation, or of a class or series, when there are shares outstanding of the Corporation or of the class or series, the stockholders the Corporation or of each class or series, are entitled to receive, as declared by the Board of Directors, the excess of the assets attributable to that class or series over the liabilities of that class or series. The excess amounts will be distributed to each stockholder of the class or series in proportion to the number of outstanding shares of that class or series held by that stockholder.

      The foregoing is only a summary of certain rights of shareholders of the STI Funds and the Seix Funds under their governing charter documents and By-Laws, state law, and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

                 INFORMATION ABOUT THE STI FUNDS AND SEIX FUNDS

      Information concerning the operation and management of the STI Funds is incorporated herein by reference from the STI Funds' prospectuses, copies of which accompany this Proxy Statement/Prospectus. Additional information about the STI Funds is included in the Statement of Additional Information dated September __, 2004, which is available upon request and without charge by calling 1-800-428-6970.

      Information about the Seix Funds is included in the current prospectuses relating to those Funds dated March 1, 2004, which is incorporated by reference herein. Additional information is included in the Statement of Additional Information of the Seix Funds dated March 1, 2004, which is available upon request and without charge by calling 1-800-247-0473. The current prospectuses and Statement of Additional Information have been filed with the SEC.

      The STI Funds and the Seix Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance therewith, file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549.

      INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because Trusco, a subsidiary of SunTrust, provides investment advisory services to the STI Funds pursuant to advisory agreements with the Trust. Future growth of the STI Funds can be expected to increase the total amount of fees payable to Trusco and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

      FINANCIAL STATEMENTS. The pro forma financial statements for the STI Funds reflecting the Reorganization are incorporated by reference into this Proxy Statement/Prospectus.

      The financial statements of the Seix Funds contained in the Seix Funds' Annual Report to shareholders for the fiscal year ended October 31, 2003 have been audited by Deloitte & Touche LLP, its independent auditors. These financial statements are incorporated by reference into this Proxy Statement/Prospectus. The STI Funds and Seix Funds each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Funds by calling toll-free 1-800-428-6970 and to Seix Funds by calling 1-800-247-0473.

 THE BOARD OF DIRECTORS OF THE SEIX FUNDS RECOMMENDS THAT YOU VOTE FOR APPROVAL
                        OF THE REORGANIZATION AGREEMENT.

                       APPROVAL OF NEW ADVISORY AGREEMENT

      BACKGROUND. As described above, on May 28, 2004, Trusco acquired Seix in the Acquisition. The Acquisition effected a change in control of Seix, the investment adviser to the Seix Funds, which in turn caused an automatic termination under the 1940 Act of the investment advisory agreements between Seix and the Seix Funds, on behalf of the Core Bond Fund, Intermediate Bond Fund, High Yield Fund and Limited Duration Fund, respectively (each a "Prior Advisory Agreement" and together the "Prior Advisory Agreements"). In anticipation of the termination of the Prior Advisory Agreements, the Board of Directors of the Seix Funds approved the Interim Advisory Agreements, on behalf of the Core Bond Fund, Intermediate Bond Fund, High Yield Fund and Limited Duration Fund, between the Seix Funds and Trusco. An interim advisory agreement that has not been approved by shareholders can remain in effect for no more than 150 days in accordance with provisions of the 1940 Act and, therefore, the Interim Advisory Agreements will expire on October 28, 2004.

      Prior to the Acquisition, Seix served as investment adviser to the Core Bond Fund, Intermediate Bond Fund, High Yield Fund and Limited Duration Fund pursuant to the Prior Advisory Agreements dated November 3, 1997, June 14, 1999, December 14, 2000 and November 30, 2001, respectively. The Prior Advisory Agreements were initially approved by shareholders, and were last approved by the Seix Funds' Board of Directors on June 11, 2003. Under the Prior Advisory Agreements, Seix was entitled to receive fees payable monthly at an annual rate of 0.25%, 0.25%, 0.50% and 0.10% of the Core Bond Fund, Intermediate Bond Fund, High Yield Fund and Limited Duration Fund, respectively. For the fiscal year ended October 31, 2003, Seix received $140,709 ($139,233 of which was waived), $43,124 (all of which was waived), $2,587,237 ($637,126 of which was waived), and $92,496 ($54,027 of which was waived) in advisory fees on behalf of the Core Bond Fund, Intermediate Bond Fund, High Yield Fund and Limited Duration Fund, respectively.

      The Board of Directors of the Seix Funds proposes that shareholders of the Seix Funds approve the New Advisory Agreement to replace the Interim Advisory Agreements and to meet the requirements of the 1940 Act. The terms and conditions of the New Advisory Agreement, including fee rates, are the same as those of the Interim Advisory Agreement and Prior Advisory Agreements. Pending approval of the New Advisory Agreement, fees payable by the Seix Funds to Trusco under the Interim Advisory Agreements are being held in escrow. If the New Advisory Agreement is approved by shareholders of the Seix Funds, the amounts held in escrow (including interest) with respect to the Seix Funds will be paid to Trusco. If the New Advisory Agreement is not approved by shareholders of the Seix Funds, Trusco will be entitled to receive, with respect to the Seix Funds, the lesser of (i) any costs incurred by Trusco in performing its duties (plus interest earned on that amount while held in escrow), or (ii) the total amount in the escrow account (plus interest). If the New Advisory Agreement is approved, it will remain in effect until, with respect to the Seix Funds, the consummation of the Reorganization. If the New Advisory Agreement is not approved, any fees remaining in escrow will be returned and management will consider what actions should be taken with respect to management of the assets of the Seix Funds until new investment advisory arrangements are approved by the Seix Funds' shareholders.

      It is important to note that the Seix Funds' shareholders will not experience any increased advisory fees as a result of the New Advisory Agreement. The investment advisory fees paid under the New Advisory Agreement are identical to those paid under the Prior Advisory Agreements.

      NEW ADVISORY AGREEMENT. The terms and conditions of the New Advisory Agreement, the form of which is attached as Exhibit B, are substantially similar in all material respects to the Prior Advisory Agreements. The terms and conditions of the New Advisory Agreement are also identical to the Interim Advisory Agreements except for the effective dates, termination dates and certain fee escrow provisions. The description of the New Advisory Agreement set forth in this Proxy/Prospectus is qualified in its entirety by reference to Exhibit B.

      Under the terms of the New Advisory Agreement, Trusco will continue to provide the services and receive compensation under the same terms as provided for by the Interim Advisory Agreements and the Prior Advisory Agreements. Subject to supervision by the Seix Funds' Board of Directors, Trusco manages the investment operations of the Seix Funds and the composition of their investment portfolios, including the purchase, retention and disposition of investments for the Seix Funds, in accordance with its investment objectives, policies and restrictions. Trusco places orders for trades of securities with brokers and dealers in accordance with policies set by the Seix Funds' Board of Directors, giving primary consideration to securing the most favorable price and efficient execution. Trusco may consider the financial responsibility of, and research and investment information and other services provided by, brokers or dealers in selecting them to execute trades. Trusco may effect brokerage transactions through its affiliates if approved by the Seix Funds' Board of Directors and subject to rules and regulations of the SEC.

      For services provided under the New Advisory Agreement, Trusco will be entitled to receive fees, payable monthly, at the identical annual rates, as provided in the Prior Advisory Agreements discussed above.

      Trusco bears all expenses of preparing, printing and mailing reports, prospectuses, statements of additional information, and sales literature to prospective clients of the Seix Funds to the extent that such expenses are not borne by the Seix Funds under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Trusco also bears any expenses that would exceed any expense limitations imposed on investment companies in any jurisdiction, but will not, however, bear expenses of the Seix Funds that prevent the Seix Funds from qualifying as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      Trusco will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or any act or omission by itself or any sub-adviser in carrying out its duties under the New Advisory Agreement or any investment sub-advisory agreement, except a loss resulting from Trusco's own willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard by Trusco of its obligations under the New Advisory Agreement, except as may be provided for under provisions of applicable state law which cannot be waived or modified.

      If the Reorganization is approved, the New Advisory Agreement for the Seix Funds will terminate upon consummation of the Reorganization. If the Reorganization is not approved by shareholders of the Seix Funds, the New Advisory Agreement will terminate with respect to such Seix Funds on May 28, 2006, unless its continuance is approved at least annually (i) by the vote of a majority of the Seix Funds' Directors who are not interested persons of any party to the New Advisory Agreement, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Seix Funds' Board of Directors or by a vote of the outstanding voting securities of the Seix Funds. The New Advisory Agreement may be terminated as to any Seix Fund at any time, without payment or penalty, by vote of a majority of Seix Funds' Directors or a majority of the outstanding voting securities of a Seix Fund on 60 days written notice to Seix Funds. The Prior Advisory Agreements may be terminated as to any Seix Fund at any time, without the payment of any penalty by vote of a majority of the Directors of Seix Funds or by vote of a majority of outstanding voting securities of a Seix Fund on not less than 30 days nor more than 60 days written notice to the adviser, or by the adviser at any time without the payment of any penalty, on 90 days written notice to the Corporation. The New Advisory Agreement will automatically terminate in the event of its assignment.

      SEIX FUNDS BOARD CONSIDERATION. The New Advisory Agreement was unanimously approved by the Seix Funds' Board of Directors and by a majority of those Directors who are not "interested persons" (as that term is defined in the 1940
Act) at a meeting of the Board of Directors held on June 22, 2004. The independent Directors, together with their independent legal counsel, met on June 22, 2004 to consider the proposal. In recommending that shareholders of the Seix Funds approve the New Advisory Agreement, the Board considered the following factors, among others, with respect to the agreement: (i) the fact that the compensation payable under the New Advisory Agreement will be at the same rate as the compensation payable under the Prior Advisory Agreements; (ii) the fact that the portfolio managers who managed the Seix Funds under the Prior Advisory Agreements are the same as under the New Advisory Agreement; (iii) the performance record of Trusco; (iv) the nature and quality of services expected to be rendered by Trusco and Trusco's statement that its intention and belief that the Reorganization would have no material adverse effect on the advisory services provided to the Seix Funds by Trusco and the retention of key personnel responsible for the day-to-day management; (v) the history, reputation, qualifications and background of personnel of Trusco and their respective financial conditions; and (vi) the commitment of Trusco to pay the expenses of the Seix Funds in connection with the Reorganization. The Board also determined that the scope and quality of services to be provided under the New Advisory Agreement will be at least equivalent to the scope and quality of services under the Prior Advisory Agreements.

      INFORMATION ABOUT TRUSCO. Trusco is a professional investment management firm registered with the SEC under the Advisers Act. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. In addition to providing advisory services to the Seix Funds, the STI Classic Funds and the STI Classic Variable Trust, Trusco provides investment management and advisory services to individual and institutional clients. As of June 30, 2004, Trusco had discretionary management authority with respect to approximately $51.9 billion of assets under management.

      Set forth below are the names and principal occupations of the directors and the principal executive officer of Trusco Capital Management, Inc.:

   NAME AND ADDRESS                    POSITION WITH ADVISER                  PRINCIPAL OCCUPATION
   ----------------                    ---------------------                  --------------------
Douglas S. Phillips                Director, President and Chief          President and Chief Executive
50 Hurt Plaza                      Executive Officer                      Officer, Trusco Capital
Atlanta, Georgia 30303                                                    Management, Inc.

James M. Wells                     Director                               Vice Chairman, SunTrust Banks
303 Peachtree Street
Atlanta, Georgia 30302

Paul L. Robertson, III             Director, Executive Vice President     Executive Vice President and
50 Hurt Plaza                      and Secretary                          Secretary, Trusco Capital
Atlanta, Georgia 30303                                                    Management, Inc.

William H. Rogers                  Director                               Executive Vice President, Head of
303 Peachtree Street                                                      Private Client Services, SunTrust
Atlanta, Georgia 30302                                                    Banks, Inc.

      Trusco serves as investment adviser to the following U.S. registered investment company portfolios, which have similar investment objectives to the Seix Funds. The portfolios' approximate net assets as of May 31, 2004, and the annual advisory fees payable by the portfolio to Trusco Capital Management, Inc. are as follows:

                                                                              APPROXIMATE NET ASSETS/
        SEIX FUND                             SIMILAR FUND                      ADVISORY FEE RATE
        ---------                             ------------                      -----------------
Core Bond Fund                 Classic Institutional Total Return Bond Fund     15,511,000/0.35%

Intermediate Bond Fund         Investment Grade Bond Fund                       633,498,000/0.72%

High Yield Fund                High Income Fund                                 147,593,000/0.65%

Limited Duration Fund          Classic Institutional Super Short Income Plus    137,293,000/0.20%
                               Fund

      THE BOARD OF DIRECTORS OF THE SEIX FUNDS RECOMMENDS THAT YOU VOTE FOR
                    APPROVAL OF THE NEW ADVISORY AGREEMENT.

                                 VOTING MATTERS

      GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of the Seix Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Funds and Seix Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by Trusco.

      VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the Seix Funds are entitled to one vote for each full share held and fractional votes for fractional shares. The holders of one-third of the shares of stock of the Corporation and entitled to vote at the Meeting, present in person or by proxy, constitute a quorum. Approval of the Reorganization with respect to each Seix Fund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Seix Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the Seix Funds will be voted upon separately by the shareholders of the respective Seix Funds. The consummation of each Seix Fund's reorganization is not conditioned on the approval of any other Seix Fund.

      Approval of the New Advisory Agreement requires the affirmative vote of a "majority of the outstanding voting securities" of each of the Seix Funds. With respect to the approval of the New Advisory Agreement, the term "majority of the outstanding voting securities" means the vote of (a) 67% or more of the voting securities of each Seix Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of each Seix Fund, whichever is less.

      Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for purposes of establishing a quorum, but will not count toward approval of a proposal. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

      If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of such meeting, may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by Trusco.

      RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Seix Funds at the close of business on Friday, July 23, 2004 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

     Seix Funds                                 Shares of common stock
     ----------                                 ----------------------
Core Bond Fund
Class I
Class P

Intermediate Bond Fund
Class I

High Yield Fund
Class I
Class P

Limited Duration Fund
Class I

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

      SEIX FUNDS. As of the Record Date, the officers and Directors of the Seix Funds as a group, beneficially owned less than 1% of the outstanding Class I and Class P Shares of the Seix Funds. As of the Record Date, to the best of the knowledge of the Seix Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the two classes of the following Seix Funds:

                                                                          PERCENTAGE            TYPE OF
        NAME AND ADDRESS                          FUND/CLASS               OWNERSHIP           OWNERSHIP
        ----------------                          ----------               ---------           ---------
-------------------------------------   ----------------------------   ------------------   -----------------

-------------------------------------   ----------------------------   ------------------   -----------------

-------------------------------------   ----------------------------   ------------------   -----------------

                                                                          PERCENTAGE            TYPE OF
        NAME AND ADDRESS                          FUND/CLASS               OWNERSHIP           OWNERSHIP
        ----------------                          ----------               ---------           ---------
-------------------------------------   ----------------------------   ------------------   -----------------

-------------------------------------   ----------------------------   ------------------   -----------------

-------------------------------------   ----------------------------   ------------------   -----------------

*     Record and Beneficial Ownership.

**    Record Ownership Only.

+     Beneficial Owner Only.

      STI FUNDS. As of the Record Date, the STI Funds were not yet operational and, therefore, have not offered shares for ownership.

      EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Corporation or Trusco at an estimated cost of approximately $50,000. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by Trusco. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

      The Board of Directors of the Corporation knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

      SEIX FUNDS. Shareholder inquiries may be addressed to Seix Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by calling 201-391-0300 (collect).

      STI FUNDS. Shareholder inquiries may be addressed to STI Funds by calling toll-free 1-800-428-6970.

      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                By the Order of the Board of Directors,

                                Christina Seix
                                Chairman of the Board
                                  Seix Funds, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                             ________________, 2004
                                STI CLASSIC FUNDS
                               101 FEDERAL STREET
                                BOSTON, MA 02110
                                 1-800-428-6970

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated _________, 2004 for the Special Meeting of Shareholders of Seix Funds, Inc. ("Seix Funds"), to be held on Thursday, September 23, 2004. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling Seix Funds at 1-800-247-0473. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

      Further information about the participating STI Classic Funds (the "STI Funds") is contained in and incorporated by reference to the STI Funds' Statement of Additional Information dated September __, 2004.

      Further information about the Seix Funds is contained in and incorporated by reference to the Seix Funds Statement of Additional Information dated March 1, 2004. The audited financial statements and related independent auditor's report for the Seix Funds contained in the 2003 Annual Report to Shareholders for the fiscal year ending October 31, 2003, are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report (if any) are incorporated by reference herein.

      Pro forma financial information is not required because the STI Funds have not conducted any business other than matters incident to their organization and will not commence operations until completion of the reorganization.

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of __________, 2004, by and between the STI Classic Funds (the "Trust"), a Massachusetts business trust, with its principal place of business at 101 Federal Street, Boston, MA 02110, with respect to its STI Classic Institutional Core Bond Fund, STI Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and STI Classic Institutional Limited Duration Fund, each a separate series of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and Seix Funds, Inc. (the "Corporation"), a Maryland corporation, with its principal place of business at [200 Clarendon Street, Boston, MA 02116], with respect to its Core Bond Fund, Intermediate Bond Fund, High Yield Fund and Limited Duration Fund, each a separate series of the Corporation (each a "Selling Fund;" together, the "Selling Funds;" collectively with the Acquiring Funds, the "Funds").

      This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Institutional Shares and A Shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of all liabilities of each Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the termination of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization"). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

      WHEREAS, each Acquiring Fund and each Selling Fund is a separate series of the Trust and the Corporation, respectively, and the Trust and the Corporation are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

      WHEREAS, each Fund is authorized to issue its shares of beneficial interest or shares of common stock, as the case may be;

      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund's shareholders and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

      NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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

                                    ARTICLE I

  TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES
   AND THE ASSUMPTION OF THE SELLING FUNDS' LIABILITIES AND TERMINATION OF THE
                                  SELLING FUNDS

      1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets and liabilities, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees (i) to deliver to its respective Selling Fund (a) the number of full and fractional shares of Institutional Shares of the Acquiring Fund equal in number and value to the number and value of full and fractional shares of Class I shares of the Selling Fund then outstanding and (b) the number of full and fractional shares of A Shares of the Acquiring Fund equal in number and value of full and fractional shares of Class P shares of the Selling Fund then outstanding and (ii) to assume the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on the Closing Date.

      Each Selling Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

      Each Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish its respective Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish its respective Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions.

      1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible prior to the Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume all of the liabilities of its respective Selling Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date.

      In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by an Acquiring Fund under the National Association of Securities Dealers, Inc. ("NASD") Conduct Rule 2830 (the "Maximum Amount"), each Acquiring Fund will add to the Maximum Amount immediately prior to the

Reorganization, the Maximum Amount of each Selling Fund immediately prior to the Reorganization, calculated in accordance with NASD Conduct Rule 2830.

      1.4 Prior to the Closing Date, the Trust and the Corporation shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of the Closing Date.

      1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will make a liquidating distribution, pro rata to its shareholders of record (the "Selling Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time (as defined in paragraph 3.1) with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on the Closing Date.

      1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each class of each Selling Fund.

      1.7 TRANSFER TAXES. Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

      1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund, up to and including the Closing Date, and such later date on which the Selling Fund is terminated.

      1.9 TERMINATION. Each Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

      1.10 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and the Corporation, respectively, which are involved in the Reorganization as of the Closing Date.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Corporation's Articles of Incorporation and each Selling Fund's then current prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Selling Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its respective Selling Fund.

      2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Agreement and Declaration of Trust and each Acquiring Fund's then current prospectus and Statement of Additional Information.

      2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares) shall be equal in number and net asset value to each corresponding Selling Fund's shares of each class then outstanding. Upon the Selling Fund's liquidating distribution (i) each holder of Class I shares of the Selling Fund will receive Institutional Shares of the corresponding Acquiring Fund equal in number and net asset value to the number and net asset value of Class I shares held by such holder immediately prior to such liquidating distribution and (ii) each holder of Class P shares of the Selling Fund will receive A Shares of the corresponding Acquiring Fund equal in number and net asset value to the number and net asset value of Class P shares held by such holder immediately prior to such liquidating distribution.

      2.4 DETERMINATION OF VALUE. Except with respect to a Selling Fund's assets, which shall be valued by Investors Bank & Trust Company, all computations of value shall be made by BISYS Fund Services Ohio, Inc. in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing (the "Closing") will be on or about September 23, 2004 or such other date(s) as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. (the "Effective Time") at the offices of Seix Investment Advisors, Inc., 300 Tice Boulevard, Woodcliff Lake, New Jersey, 07675-7633, or at such other time and/or place as the parties may agree.

      3.2 CUSTODIAN'S CERTIFICATE. Investors Bank & Trust Company, as custodian for each Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

      3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

      3.4 TRANSFER AGENT'S CERTIFICATE. Investors Bank & Trust Company, as transfer agent for each Selling Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause BISYS Fund Services Ohio, Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its respective Acquiring Fund as follows:

            (a) The Selling Fund is a separate series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

            (b) The Selling Fund is a separate series of a Maryland corporation that is registered as an open-end management investment company, and such corporation's registration with the U.S. Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect.

            (c) The current prospectus and Statement of Additional Information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Selling Fund's business or its ability to consummate the transactions contemplated herein.

            (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of [April 30, 2004] in all material respects as of that date, and there are no known contingent liabilities of the Selling Fund as of that date not disclosed in such statements.

            (h) [Since April 30, 2004], there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

            (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

            (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

            (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund with respect to the Selling Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

            (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

            (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statement and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its respective Selling Fund as follows:

            (a) The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

            (b) The Acquiring Fund is a separate series of a Massachusetts business trust that is registered as open-end management investment company, and such Massachusetts business trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the

1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision the Trust's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

            (f) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

            (g) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (h) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

            (j) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

            (k) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

            (l) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

            (m)   The Acquiring Fund intends to qualify as a RIC under the Code.

                                    ARTICLE V

             COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

      5.2 APPROVAL OF SHAREHOLDERS. The Corporation will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Deloitte & Touche LLP and certified by the Corporation's Treasurer.

      5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement"), under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Selling Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Selling Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement in connection with the meeting of the Selling Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

      5.8   INDEMNIFICATION.

      (a) The Trust will assume certain liabilities and obligations of the Corporation relating to any obligation of the Corporation to indemnify its current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the Corporation's Articles of Incorporation, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Directors and officers, acting in their capacities as such, under the Corporation's Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights that may be asserted against the Trust, its successors or assigns.

      (b) Each Acquiring Fund agrees to indemnify and hold harmless its respective Selling Fund and each of the Selling Fund's Directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Selling Fund or any of its Directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

      (c) Each Selling Fund agrees to indemnify and hold harmless its respective Acquiring Fund and each of the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

      The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing

Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 The Selling Funds shall have received on the Closing Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Selling Funds, covering the following points:

            (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

            (e) The Registration Statement has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Agreement and Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

            (g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date that are required to be described in the Registration

Statement or to be filed as exhibits to the Registration Statement that are not described or filed as required.

            (h) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

      Such counsel shall also state that it has participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel is not passing upon and does not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement, on the basis of the foregoing (relying as to materiality exclusively upon the opinions of the Trust's officers and other representatives of each Acquiring Fund) and without such counsel having made any investigations of the statements made in the Prospectus/Proxy Statement, no facts have come to its attention that lead it to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund's shareholders meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make such statements regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Corporation and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

      In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

      6.3 As of the Closing Date with respect to the Reorganization of the Selling Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

      6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of the Corporation, covering the actions of such Directors and officers of the Corporation for the period they served as such.

                                   ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

      The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by each corresponding Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

      7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its respective Acquiring Fund on such Closing Date a certificate executed in the Selling Fund's name by the Corporation's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to its respective Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

      7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Dechert LLP, counsel to each Selling Fund, dated as of such Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

            (a) The Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Corporation is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Corporation on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, and assuming that all such shares were duly authorized by appropriate action of the Corporation's Board of Directors, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

            (e) To the knowledge of such counsel, except for the filing of Articles of Transfer pursuant to Maryland law, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not result in a violation of the Corporation's Articles of Incorporation or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (g) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the Closing Date that are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement that are not described or filed as required.

            (h) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, and except as otherwise disclosed, such Counsel in not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, to the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

      Such counsel shall also state that it has participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel is not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement, on the basis of the foregoing (relying as to materiality exclusively upon the opinions of the Corporation's officers and other representatives of each Selling Fund) and without such counsel having made any investigations of the statements made in the Prospectus/Proxy Statement, no facts have come to its attention that lead it to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund's shareholders meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the information relating to each Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Dechert LLP appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Maryland law, that such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

      In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                         ACQUIRING FUND AND SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to each Selling Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Selling Fund in accordance with Maryland law and the provisions of the Corporation's Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 Each Selling Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

      8.6 The parties shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling
Fund:

            (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders and the termination of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

            (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

            (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, expenses related to the Reorganization that are incurred by will be borne by Trusco or an affiliate thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing;
(d) accounting fees; (e) legal fees; and (f) solicitation costs of the transaction.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Trust, on behalf of each Acquiring Fund, and the Corporation, on behalf of each Selling Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of each of the Acquiring Funds in sections 5.8 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Trust and the Corporation. In addition, either the Trust or the Corporation may at its option terminate this Agreement at or prior to either Closing Date due to:

            (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days;

            (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

            (c) a determination by the parties' Board of Directors or Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Trust, respectively, and to give notice to the other party hereto.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, the Corporation, the respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Selling Fund and Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of each Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such Trustees nor such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Agreement and Declaration of Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                             STI CLASSIC FUNDS

                                             By:________________________________
                                             Name: [Insert Name]
                                             Title: [Insert Title]

                                             SEIX FUNDS, INC.

                                             By:________________________________
                                             Name:    [Insert Name]
                                             Title: [Insert Title]

                                   SCHEDULE A

                          SUMMARY OF THE REORGANIZATION
          (shareholders of each Selling Fund will receive shares of the class of the Acquiring Fund opposite their current class)

SEIX FUND (SELLING FUND)      STI CLASSIC FUND (ACQUIRING FUND)*
------------------------      ----------------------------------
Core Bond Fund                STI Classic Institutional Core Bond Fund
Class I                       Institutional Shares
Class P                       A Shares

Intermediate Bond Fund        STI Classic Institutional Intermediate Bond Fund
Class I                       Institutional Shares

High Yield Fund               Seix Institutional High Yield Fund
Class I                       Institutional Shares
Class P                       A Shares

Limited Duration Fund         STI Classic Institutional Limited Duration Fund
Class I                       Institutional Shares

* The Acquiring Funds are newly created series of the STI Classic Funds.

                                    EXHIBIT B

                      FORM OF INVESTMENT ADVISORY AGREEMENT

                                     FORM OF
                          INVESTMENT ADVISORY AGREEMENT

      THIS INVESTMENT ADVISORY AGREEMENT ("AGREEMENT"), dated ___, 2004, between Seix Funds, Inc., a Maryland corporation (the "Fund"), and Seix Investment Advisors Inc., a division of Trusco Capital Management, Inc., a Georgia corporation (the "Adviser").

      WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"); and

      WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and has served as the investment adviser to the Fund pursuant to an Advisory Agreement ("Advisory Agreement"); and

      WHEREAS, the Board of Directors of the Fund ("Board") wishes to retain the Adviser to render investment management services to the Fund under this Agreement in the manner and on the terms hereinafter set forth; and

      WHEREAS, the Adviser is willing to continue to provide such services to the Fund; and

      NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, the adequacy and sufficiency of which are hereby acknowledged, it is agreed between the parties hereto as follows:

      1. ATTORNEY-IN-FACT. The Fund appoints the Adviser as its attorney-in-fact to invest and reinvest the assets of the SEIX LIMITED DURATION FUND (the "Portfolio"), as fully as the Fund itself could do. The Adviser hereby accepts this appointment.

      2. DUTIES OF THE ADVISER. (a) The Adviser shall be responsible for managing the investment assets of the Portfolio, including, without limitation, providing investment research, advice and supervision, determining which portfolio securities shall be purchased or sold by the Portfolio, purchasing and selling securities on behalf of the Portfolio and determining how voting and other rights with respect to portfolio securities of the Portfolio shall be exercised, subject in each case to the control of the Board of Directors of the Fund (the "Board") and in accordance with the objective, policies and principles of the Portfolio set forth in the Registration Statement, as amended, of the Fund, the requirements of the Act and other applicable law. In performing such duties, the Adviser shall provide such office space, and such executive and other personnel as shall be necessary for the investment operations of the Portfolio. In managing the Portfolio in accordance with the requirements set forth in this paragraph 2, the Adviser shall be entitled to act upon advice of counsel to the Fund or counsel to the Adviser.

      (b) Subject to Section 36 of the Act, the Adviser shall not be liable to the Fund for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Portfolio and the performance of its duties under this Agreement except for losses arising out of the Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. It is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the Act and the Securities Act of 1933 except for information about the Adviser contained in the Prospectus included as part of such Registration Statement supplied by the Adviser for inclusion therein. The Fund agrees to indemnify and hold the Adviser harmless from and against all claims, losses, costs, damages and expenses, including reasonable fees and expenses for counsel, incurred by it resulting from any claim, demand, action or suit in connection with or arising out of any action or omission by the Adviser in the performance of this Agreement except for those claims, losses, costs, damages and expenses resulting from the Adviser's willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

      (c) The Adviser and its officers may act and continue to act as investment advisers and managers for others (including, without limitation, other investment companies), and nothing in this Agreement will in any way be deemed to restrict the right of the Adviser to perform investment management or other services for any other person or entity, and the performance of such services for others will not be deemed to violate or give rise to any duty or obligation to the Fund.

      (d) Except as provided in Section 5, nothing in this Agreement will limit or restrict the Adviser or any of its officers, affiliates or employees from buying, selling or trading in any securities for its or their own account or accounts. The Fund acknowledges that the Adviser and its officers, affiliates or employees, and its other clients may at any time have, acquire, increase, decrease or dispose of positions in investments which are at the same time being acquired or disposed of for the account of the Portfolio. The Adviser will have no obligation to acquire for the Portfolio a position in any investment which the Adviser, its officers, affiliates or employees may acquire for its or their own accounts or for the account of another client, if in the sole discretion of the Adviser, it is not feasible or desirable to acquire a position in such investment for the account of the Portfolio, provided that the Adviser shall have acted in good faith and in a manner deemed equitable to the Portfolio. The Adviser represents that it has adopted a code of ethics governing personal trading that complies in all material respects with the recommendations contained in the Investment Company Institute "Report of the Advisory Group on Personal Investing," dated May 9, 1994, and the Adviser agrees to furnish a copy of such code of ethics to the Directors of the Fund.

      (e) If the purchase or sale of securities consistent with the investment policies of the Portfolio and one or more other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Board.

      3. EXPENSES. The Adviser shall pay all of its expenses arising from the performance of its obligations under this Agreement. Except as provided below, the Adviser shall not be required to pay any other expenses of the Fund (including out-of-pocket expenses, but not including the Adviser's overhead or employee costs), including without limitation, organization expenses of the Fund; brokerage commissions; maintenance of books and records which are required to be maintained by the Fund's custodian or other agents of the Fund; telephone, telex, facsimile, postage and other communications expenses; expenses relating to investor and public relations; freight, insurance and other charges in connection with the shipment of the Fund's portfolio securities; indemnification of Directors and officers of the Fund; travel expenses (or an appropriate portion thereof) of Directors and officers of the Fund to the extent that such expenses relate to attendance at meetings of the Board of Directors of the Fund or any committee thereof or advisors thereto held outside of the Adviser's offices; interest, fees and expenses of independent attorneys, auditors, custodians, accounting agents, transfer agents, dividend disbursing agents and registrars; payment for portfolio pricing or valuation service to pricing agents, accountants, bankers and other specialists, if any; taxes and government fees; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; expenses of registering and qualifying shares of the Fund under Federal and state laws and regulations; expenses of printing and distributing reports, notices, dividends and proxy materials to existing stockholders; expenses of printing and filing reports and other documents filed with governmental agencies, expenses of printing and distributing prospectuses; expenses of annual and special stockholders' meetings; costs of stationery, fees and expenses (specifically including travel expenses relating to Fund business) of Directors of the Fund who are not employees of the Adviser or its affiliates; membership dues in the Investment Company Institute; insurance premiums and extraordinary expenses such as litigation expenses.

      4. COMPENSATION. (a) Subject to subsection (c) below, as compensation for the services performed and the facilities and personnel provided by the Adviser pursuant to this Agreement, the Fund will pay to the Adviser promptly at the end of each calendar month, a fee, calculated on each day during such month, at an annual rate of 0.10% of the Portfolio's average daily net assets. The Adviser shall be entitled to receive during any month such interim payments of its fee hereunder as the Adviser shall request, provided that no such payment shall exceed 0.50% of the amount of such fee then accrued on the books of the Portfolio and unpaid.

      (b) If the Adviser shall serve hereunder for less than the whole of any month, the fee payable hereunder shall be prorated.

      (c) For purposes of this Section 4, the "average daily net assets" of the Portfolio shall mean the average of the values placed on the Portfolio's net assets on each day pursuant to the applicable provisions of the Fund's Registration Statement, as amended.

      5. PURCHASE AND SALE OF SECURITIES. The Adviser shall purchase securities from or through and sell securities to or through such persons, brokers or dealers as the Adviser shall deem appropriate in order to carry out the policy with respect to the allocation of portfolio transactions as set forth in the Registration Statement of the Fund, as amended, or as the Board may direct from time to time. The Adviser will use its reasonable efforts to execute all purchases and sales with dealers and banks on a best net price basis. The Adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations. Neither the Adviser nor any of its officers, affiliates or employees will act as principal or receive any compensation from the Portfolio in connection with the purchase or sale of investments for the Portfolio other than the fee referred to in Paragraph 4 hereof.

      6. TERM OF AGREEMENT. This Agreement shall continue in full force and effect until two years from the date hereof, and will continue in effect from year to year thereafter if such continuance is approved in the manner required by the Act, provided that this Agreement is not otherwise terminated. The Adviser may terminate this Agreement at any time, without the payment of any penalty, upon 60 days' written notice to the Fund. The Fund may terminate this Agreement with respect to the Portfolio at any time, without the payment of any penalty, on 60 days' written notice to the Adviser by vote of either the majority of the non-interested members of the Board or a majority of the outstanding voting securities (as defined in Section 2(a)(42) of the Act) of the Portfolio. This Agreement will automatically terminate in the event of its assignment (the term "assignment" for this purpose having the meaning defined in Section 2(a)(4) of the Act).

      7. CHANGES IN MEMBERSHIP. The Adviser is a corporation duly existing under the laws of the State of Georgia. In the event the Adviser changes ownership, the Adviser shall notify the Fund of such change within a reasonable time after the change.

      8. NOTICES. Any notice or other communication authorized or required hereunder shall be in writing or by confirming telegram, cable, telex or facsimile sending device. Notice shall be addressed to the Fund at c/o Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, Attention: Ms. Carol Lowd; and to the Adviser at Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, Attention: Mr. Patrick Paparelli Either party may designate a different address by notice to the other party. Any such notice or other communication shall be deemed given when actually received.

      9. AMENDMENT. This Agreement may be amended by the parties hereto with respect to the Portfolio only if such amendment is specifically approved (i) by the Board of Directors of the Fund or by the vote of a majority of outstanding shares of the Portfolio ("Shares"), and (ii) by the Non-Interested Director(s) which vote must be cast in person at a meeting called for the purpose of voting on such approval.

      10. MISCELLANEOUS. This Agreement shall be governed by and construed in accordance with the laws of the State of New Jersey. Anything herein to the contrary notwithstanding, this Agreement shall not be construed to require or to impose any duty upon either of the parties to do anything in violation of any applicable laws or regulations.

      IN WITNESS WHEREOF, the Fund and the Adviser have caused this Agreement to be executed by their duly authorized officers as of the date first written above.

                                         SEIX FUNDS, INC.

                                         By: ________________________
                                         Peter J. Bourke, Vice President

                                         TRUSCO CAPITAL MANAGEMENT, INC

                                         By: ________________________
                                         Name:
                                         Title:

                                    EXHIBIT C

                                SEIX FUNDS, INC.
                                STI CLASSIC FUNDS

                         FUNDAMENTAL INVESTMENT POLICIES

                                SEIX FUNDS, INC.

                         FUNDAMENTAL INVESTMENT POLICIES

These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of such Fund (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

As a fundamental policy each Fund may not:

(1)   borrow money, including entering into reverse repurchase agreements;

(2)   make loans except that it may enter into repurchase agreements;

(3)   issue senior securities;

(4) purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

(5)   underwrite securities of other issuers;

(6)   invest in companies for the purpose of exercising control or management;

(7) purchase of sell real estate (other than marketable securities representing interests in, or backed by, real estate);

(8)   purchase or sell physical commodities or related commodity contracts;

(9) invest more than 25% of the total assets of the Fund in the securities of issuers having their principal activities in any particular industry, except for tax-exempt obligations issued or guaranteed by the U .S. Government, its agencies, GSE's, instrumentalities or by any state, territory or any possession of the United States or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any of such obligations. For purposes of this restriction, supranational issuers will be considered to comprise an industry as will each foreign government that issues securities purchased by the Fund. In the case of asset-backed securities, the industry will be defined by the underlying assets in each trust. (For example, credit card receivables and auto loans would each be considered separate industries); and

(10) invest the cash securing a forward commitment in mortgage-backed securities in investments that have a duration exceeding 180 days.

In addition, the investment objective of the Core Bond Fund, Intermediate Bond Fund and High Yield Fund are fundamental and may not be changed without the approval of shareholders.

                                STI CLASSIC FUNDS

                         FUNDAMENTAL INVESTMENT POLICIES

The following investment limitations are fundamental policies of the STI Classic Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

      1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

      2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

      3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

      4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

      5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

      7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

      8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

                                SEIX FUNDS, INC.

                                 CORE BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, SEPTEMBER 23, 2004

      The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints ___________ and ___________ as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Core Bond Fund (the "Fund") of Seix Funds, Inc. (the "Corporation") to be held at 300 Tice Boulevard, Woodcliff Lake, NJ 07677, on Thursday, September 23, 2004, at 9:30 a.m., Eastern Time, and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Meeting ("Shares") on the proposal set forth below respecting the proposed
(i) Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal; (ii) new investment advisory agreement (the "New Advisory Agreement") between the Seix Funds, Inc. (the "Seix Funds") and Trusco Capital Management, Inc. ("Trusco"), on behalf of the Core Bond Fund; and (iii) on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

             (X Please mark your choices like this on the proposal)

PROPOSAL:   APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE CORE BOND
            FUND AND THE STI CLASSIC INSTITUTIONAL CORE BOND FUND:

            ______________ For  ______________ Against  ______________ Abstain

PROPOSAL:   APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE SEIX FUNDS AND TRUSCO
            ON BEHALF OF THE CORE BOND FUND:

            ______________ For  ______________ Against  ______________ Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity they are signing.

Dated: ___________________, 2004

                                        ___________________________________
                                        Signature of Shareholder

                                        ___________________________________
                                        Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE ______________, ENTERING YOUR [12] DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

-     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

-     FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON SEPTEMBER 23,
      2004.

                                SEIX FUNDS, INC.

                             INTERMEDIATE BOND FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, SEPTEMBER 23, 2004

      The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints ______________ and ______________ as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Intermediate Bond Fund (the "Fund") of Seix Funds, Inc. (the "Corporation") to be held at 300 Tice Boulevard, Woodcliff Lake, NJ 07677, on Thursday, September 23, 2004, at 9:30 a.m., Eastern Time, and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Meeting ("Shares") on the proposal set forth below respecting the proposed (i) Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal; (ii) new investment advisory agreement (the "New Advisory Agreement") between the Seix Funds, Inc. (the "Seix Funds") and Trusco Capital Management, Inc. ("Trusco"), on behalf of the Intermediate Bond Fund; and (iii) on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

             (X Please mark your choices like this on the proposal)

PROPOSAL:   APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE
            INTERMEDIATE BOND FUND AND THE STI CLASSIC INSTITUTIONAL
            INTERMEDIATE BOND FUND:

            ______________ For  ______________ Against  ______________ Abstain

PROPOSAL:   APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE SEIX FUNDS AND TRUSCO
            ON BEHALF OF THE INTERMEDIATE BOND FUND:

            ______________ For  ______________ Against  ______________ Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity they are signing.

Dated: ____________________, 2004

                                              _______________________________
                                              Signature of Shareholder

                                              _______________________________
                                              Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE _____________, ENTERING YOUR [12] DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

-     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

-     FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON SEPTEMBER 23,
      2004.

                                SEIX FUNDS, INC.

                                 HIGH YIELD FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, SEPTEMBER 23, 2004

      The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints ______________ and _____________ as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the High Yield Fund (the "Fund") of Seix Funds, Inc. (the "Corporation") to be held at 300 Tice Boulevard, Woodcliff Lake, NJ 07677, on Thursday, September 23, 2004, at 9:30 a.m., Eastern Time, and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Meeting ("Shares") on the proposal set forth below respecting the proposed (i) Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust") on behalf of the corresponding series of the Trust set forth below in the Proposal,; (ii) new investment advisory agreement (the "New Advisory Agreement") between the Seix Funds, Inc. (the "Seix Funds") and Trusco Capital Management, Inc. ("Trusco"), on behalf of the High Yield Bond Fund; and
(iii) on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

             (X Please mark your choices like this on the proposal)

PROPOSAL:  APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE HIGH YIELD
           FUND AND THE SEIX INSTITUTIONAL HIGH YIELD FUND:

           ______________ For  ______________ Against  ______________ Abstain

PROPOSAL:  APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE SEIX FUNDS AND TRUSCO
           ON BEHALF OF THE HIGH YIELD BOND FUND:

           ______________ For  ______________ Against  ______________ Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity they are signing.

Dated: ____________________, 2004

                                        __________________________________
                                        Signature of Shareholder

                                        __________________________________
                                        Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE _____________, ENTERING YOUR [12] DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

-     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

-     FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON SEPTEMBER 23,
      2004.

WORKING DRAFT

                                SEIX FUNDS, INC.

                              LIMITED DURATION FUND

                         SPECIAL MEETING OF SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
             THE SPECIAL MEETING OF SHAREHOLDERS, SEPTEMBER 23, 2004

      The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints ______________ and ______________ as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Limited Duration Fund (the "Fund") of Seix Funds, Inc. (the "Corporation") to be held at 300 Tice Boulevard, Woodcliff Lake, NJ 07677, on Thursday, September 23, 2004, at 9:30 a.m., Eastern Time, and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Meeting ("Shares") on the proposal set forth below respecting the proposed (i) Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal; (ii) new investment advisory agreement (the "New Advisory Agreement") between the Seix Funds, Inc. (the "Seix Funds") and Trusco Capital Management, Inc. ("Trusco"), on behalf of the Limited Duration Fund; and
(iii) on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

             (X Please mark your choices like this on the proposal)

PROPOSAL:  APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE LIMITED
           DURATION FUND AND THE STI CLASSIC INSTITUTIONAL LIMITED DURATION
           FUND:

           ______________ For  ______________ Against  ______________ Abstain

PROPOSAL:  APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE SEIX FUNDS AND TRUSCO
           ON BEHALF OF THE LIMITED DURATION FUND:

           ______________ For  ______________ Against  ______________ Abstain

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

WORKING DRAFT

The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity they are signing.

Dated: ______________________, 2004

                                          ___________________________________
                                          Signature of Shareholder

                                          ___________________________________
                                          Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.

- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE ____________, ENTERING YOUR [12] DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.

-     YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.

-     FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON SEPTEMBER 23,
      2004.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (1) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the STI Classic Funds (the "Registrant") by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit
            (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

(3)         Not Applicable.

(4)         Form of Agreement and Plan of Reorganization is filed herewith.

(5)         Not Applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc., dated June 15,1993, as originally filed with the Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Revised Schedule A dated November 12, 2003 to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
            Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with the Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(6)(e) Form of Investment Subadvisory Agreement between Trusco Capital Management, Inc. and Zevenbergen Capital Investments LLC is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(6)(f) Revised Schedule A for the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993 to be filed by amendment.

(7) Distribution Agreement dated November 21, 1995 between the Trust and SEI Financial Services Company is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(8)         Not Applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994, as originally filed with the Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Trust and SunTrust Bank is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
            0000935069-03-001371 on September 30, 2003.

(9)(c) Amendment to the Custodian Agreement between the Trust and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(9)(d) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(e) Custodian Agreement dated January 29, 2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(10)(a) Distribution and Service Agreement relating to Flex Shares (now L Shares) dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed on August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(10)(b) Distribution and Service Plan relating to B Shares dated February 11, 2003 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
            0000935069-03-001371 on September 30, 2003.

(10)(c) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended November 12, 2003, is incorporated herein by reference to Exhibit
            (n)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that the shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Exhibit (i) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

(13)(a) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(13)(b) Amended Schedule B dated November 12, 2003 to the Administration Agreement dated May 29, 1995 between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
            0000912057-97-032207 on September 30, 1997.

(13)(d) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(e) Form of Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is incorporated herein by reference to Exhibit
            (h)(6) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001371 on September 30, 2003.

(13)(f) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is incorporated herein by reference to Exhibit (h)(7) of Post-Effective Amendment No. 47 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No.
            0000935069-03-001371 on September 30, 2003.

(13)(g) Amended Schedule B to the Administration Agreement as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to be filed by amendment.

(13)(h) Amended Schedule to the Shareholder Service Plan and Agreement for T Shares as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to be filed by amendment.

(13)(i) Amended Schedule to Shareholder Service Plan and Agreement for Institutional Shares as it relates to the Classic Institutional Core Bond Fund, Classic Institutional Intermediate Bond Fund, Seix Institutional High Yield Fund and Classic Institutional Limited Duration Fund to be filed by amendment.

(14) Consent of independent auditors, Deloitte & Touche LLP is filed herewith.

(15)        Not Applicable.

(16)        Powers of Attorney for F. Wendell Gooch, Jonathan T. Walton, James
            O. Robbins, Thomas Gallagher, Richard W. Courts, II, Clarence H. Ridley and James Volk are incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

(17) Prospectuses and SAI for A Shares, Institutional Shares, L Shares and T Shares of the STI Classic Funds dated September __, 2004 are incorporated by reference to Post-Effective Amendment No. 49 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000950152-04-005245 on July 8, 2004.

ITEM 17. UNDERTAKINGS.

      The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      The registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), as amended, this registration statement has been signed on behalf of the Registrant in the City of Oaks, Commonwealth of Pennsylvania on the 9th day of July 2004.

                                           STI Classic Funds

                                        By:    /s/ James Volk
                                           -------------------------------------
                                               James Volk, President

As required by the Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

                  *                               Trustee               July 9, 2004
---------------------------------------
        Richard W. Courts, II

                  *                               Trustee               July 9, 2004
---------------------------------------
         Thomas Gallagher

                  *                               Trustee               July 9, 2004
---------------------------------------
         F. Wendell Gooch

                  *                               Trustee               July 9, 2004
---------------------------------------
         Clarence H. Ridley

                  *                               Trustee               July 9, 2004
---------------------------------------
         James O. Robbins

                  *                               Trustee               July 9, 2004
---------------------------------------
         Jonathan T. Walton

         /s/ James Volk                           President             July 9, 2004
---------------------------------------
         James Volk

         /s/ Jennfier Spratley                    Treasurer & Chief     July 9, 2004
---------------------------------------           Financial Officer
         Jennifer Spratley

 * By   /s/ James Volk
      ---------------------------------
       James Volk, pursuant to powers of attorney incorporated herein by reference to Exhibit (o) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-03-001651 on December 10, 2003.

                                  EXHIBIT INDEX

EXHIBIT
NUMBER      EXHIBIT
------      -------
EX-99.4     Form of Agreement and Plan of Reorganization is filed herewith.

EX-99.12 Form of Opinion and Consent of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith.

EX-99.14 Consent of independent auditors, Deloitte & Touche LLP is filed herewith.